UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 29, 2024

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM's public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (''Macquarie Bank''), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 29, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium-and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2023 to February 29, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,086.80	0.80%	$4.15
Class C	1,000.00	1,082.80	1.55%	8.03
Institutional Class	1,000.00	1,088.60	0.55%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,061.30	0.75%	$3.84
Class C	1,000.00	1,057.40	1.50%	7.67
Institutional Class	1,000.00	1,062.20	0.50%	2.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class C	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,022.38	0.50%	2.51
2

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period 9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,082.40	0.85%	$4.40
Class C	1,000.00	1,078.20	1.60%	8.27
Institutional Class	1,000.00	1,082.10	0.60%	3.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
3

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.94%
Education Revenue Bonds	11.94%
Electric Revenue Bonds	2.37%
Healthcare Revenue Bonds	15.43%
Housing Revenue Bonds	4.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	16.92%
Lease Revenue Bonds	7.80%
Local General Obligation Bonds	2.47%
Pre-Refunded/Escrowed to Maturity Bonds	1.16%
Resource Recovery Revenue Bond	0.09%
Special Tax Revenue Bonds	17.47%
State General Obligation Bonds	6.58%
Transportation Revenue Bonds	9.28%
Water & Sewer Revenue Bonds	2.04%
Short-Term Investments	1.41%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%
*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	2.62%
Alaska	0.94%
Arizona	4.10%
Arkansas	1.13%
California	13.42%
Colorado	4.11%
Connecticut	0.56%
District of Columbia	0.69%
Florida	5.64%
Georgia	2.53%
Guam	0.19%
Illinois	9.59%
Indiana	1.29%
Iowa	0.73%
Kansas	0.22%
4

State / territory	Percentage of net assets
Louisiana	0.12%
Maine	0.40%
Maryland	0.70%
Massachusetts	1.58%
Michigan	0.12%
Minnesota	0.20%
Missouri	0.87%
Nebraska	0.66%
Nevada	0.09%
New Jersey	1.90%
New Mexico	0.14%
New York	8.93%
North Carolina	1.16%
North Dakota	0.38%
Ohio	2.60%
Oregon	0.40%
Pennsylvania	3.70%
Puerto Rico	15.60%
Rhode Island	0.94%
South Carolina	0.18%
Tennessee	1.27%
Texas	3.24%
US Virgin Islands	0.21%
Utah	0.69%
Virginia	0.72%
Washington	1.54%
Wisconsin	1.84%
Total Value of Municipal Bonds	97.94%
5

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.55%
Education Revenue Bonds	6.58%
Electric Revenue Bonds	4.24%
Healthcare Revenue Bonds	8.08%
Housing Revenue Bonds	3.91%
Industrial Development Revenue/Pollution Control Revenue Bonds	16.11%
Lease Revenue Bonds	8.28%
Local General Obligation Bonds	2.56%
Pre-Refunded/Escrowed to Maturity Bonds	2.20%
Special Tax Revenue Bonds	16.63%
State General Obligation Bonds	10.77%
Transportation Revenue Bonds	16.58%
Water & Sewer Revenue Bonds	1.61%
Short-Term Investments	1.54%
Total Value of Securities	99.09%
Receivables and Other Assets Net of Liabilities	0.91%
Total Net Assets	100.00%
*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	2.19%
Arizona	4.51%
Arkansas	0.69%
California	9.68%
Colorado	3.88%
Connecticut	0.58%
District of Columbia	0.28%
Florida	4.94%
Georgia	1.56%
Guam	0.73%
Idaho	0.57%
Illinois	9.87%
Indiana	0.37%
Iowa	0.51%
Kansas	0.08%
Kentucky	0.25%
6

State / territory	Percentage of net assets
Louisiana	1.14%
Maine	0.23%
Maryland	0.75%
Massachusetts	0.77%
Michigan	0.62%
Minnesota	0.40%
Missouri	0.89%
Montana	0.16%
Nebraska	0.49%
Nevada	0.44%
New Hampshire	0.16%
New Jersey	5.53%
New York	16.21%
North Carolina	0.43%
North Dakota	0.15%
Ohio	1.49%
Oklahoma	0.26%
Oregon	1.36%
Pennsylvania	4.07%
Puerto Rico	10.69%
Rhode Island	0.84%
South Carolina	0.71%
Tennessee	1.16%
Texas	1.31%
US Virgin Islands	0.16%
Utah	2.46%
Virginia	2.74%
Washington	0.63%
Wisconsin	0.61%
Total Value of Municipal Bonds	97.55%
7

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.67%
Education Revenue Bonds	18.58%
Electric Revenue Bonds	1.31%
Healthcare Revenue Bonds	14.12%
Housing Revenue Bonds	3.38%
Industrial Development Revenue/Pollution Control Revenue Bonds	23.38%
Lease Revenue Bonds	2.73%
Local General Obligation Bonds	3.69%
Pre-Refunded/Escrowed to Maturity Bonds	1.48%
Resource Recovery Revenue Bonds	0.31%
Special Tax Revenue Bonds	14.76%
State General Obligation Bonds	5.66%
Transportation Revenue Bonds	7.16%
Water & Sewer Revenue Bonds	1.11%
Short-Term Investments	1.75%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%
*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	2.25%
Arizona	3.81%
Arkansas	1.40%
California	12.48%
Colorado	1.98%
Connecticut	0.32%
Delaware	0.04%
District of Columbia	1.44%
Florida	4.72%
Georgia	1.43%
Guam	0.30%
Hawaii	0.07%
Idaho	0.90%
Illinois	5.88%
Indiana	1.63%
8

State / territory	Percentage of net assets
Iowa	0.57%
Kansas	0.44%
Kentucky	0.18%
Louisiana	1.29%
Maine	0.32%
Maryland	0.25%
Massachusetts	2.48%
Michigan	0.81%
Minnesota	0.41%
Missouri	1.34%
Montana	0.20%
Nebraska	0.18%
Nevada	0.61%
New Hampshire	0.14%
New Jersey	1.50%
New York	9.24%
North Carolina	0.99%
Ohio	2.93%
Oklahoma	0.17%
Oregon	0.24%
Pennsylvania	3.16%
Puerto Rico	14.79%
Rhode Island	0.32%
South Carolina	0.68%
Tennessee	0.24%
Texas	6.66%
US Virgin Islands	0.32%
Utah	0.46%
Vermont	0.03%
Virginia	3.86%
Washington	0.72%
West Virginia	0.14%
Wisconsin	3.35%
Total Value of Municipal Bonds	97.67%
9

Schedules of investments

Delaware Tax-Free USA Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.94%
Education Revenue Bonds — 11.94%
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/48	2,195,000	$2,368,207
Series A 5.25% 11/1/53	2,750,000	2,940,080
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	856,474
Series A 2.375% 7/1/52	1,295,000	799,831
(Leman Academy Of Excellence of Projects)
Series A 4.50% 7/1/54	3,560,000	3,219,237
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	7,880,000	9,262,467
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,250,000	1,280,113
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,037,450
5.25% 7/1/57	4,000,000	4,131,760
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	5,000,000	5,078,800
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	7,986,550
Series V-1 5.00% 5/1/49	14,555,000	17,774,129
Series V-2 2.25% 4/1/51	500,000	323,745
California Enterprise Development Authority Revenue
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	4,280,000	4,290,486
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	1,325,000	1,426,707
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	2,045,342
5.75% 4/1/48 (BAM)	2,000,000	2,225,460
Clemson University
(Byrnes Hall Project)
Series A 4.125% 5/1/53	2,000,000	1,965,440
10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project)
Series A 5.00% 6/1/63	1,315,000	$1,315,197
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,535,000	1,293,591
Gloucester County, New Jersey Improvement Authority Revenue
(Rowan University Projects)
5.00% 7/1/54 (BAM)	2,500,000	2,681,175
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,586,775
Series A 5.125% 6/1/58	5,350,000	5,544,901
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A1 5.00% 7/1/64 (BAM)	3,000,000	3,135,120
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	2,455,000	2,439,975
Massachusetts Development Finance Agency Revenue
(Harvard University)
Series A 5.00% 7/15/40	5,000,000	6,068,750
Massachusetts State College Building Authority Revenue
(Community College Program)
Series 3 4.125% 5/1/50	1,855,000	1,824,114
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University)
5.25% 5/1/48	1,500,000	1,632,855
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project)
5.50% 11/1/60	4,745,000	5,097,743
11

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Project Revenue Bonds
Series 1 5.75% 7/1/62	6,000,000	$6,395,940
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	3,040,706
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,388,320
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	10,375,129
Washington Higher Education Facilities Authority Revenue
(Gonzaga University)
4.00% 4/1/47	6,475,000	6,144,322
		132,976,891
Electric Revenue Bonds — 2.37%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,086,880
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M)
4.00% 1/1/59	9,000,000	8,338,590
New York Power Authority Revenue
Series A 4.00% 11/15/55	3,885,000	3,752,755
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	971,225
Series A 5.05% 7/1/42 ‡	100,000	26,500
Series A 6.75% 7/1/36 ‡	1,725,000	457,125
Series AAA 5.25% 7/1/25 ‡	285,000	75,525
Series CCC 5.25% 7/1/27 ‡	2,005,000	531,325
Series TT 5.00% 7/1/32 ‡	2,705,000	716,825
Series WW 5.00% 7/1/28 ‡	510,000	135,150
Series WW 5.25% 7/1/33 ‡	2,485,000	658,525
Series XX 4.75% 7/1/26 ‡	390,000	103,350
Series ZZ 4.75% 7/1/27 ‡	305,000	80,825
Series ZZ 5.25% 7/1/24 ‡	395,000	104,675
Salt River, Arizona Project Agricultural Improvement & Power District Revenue
Series A 5.00% 1/1/50	5,000,000	5,481,150
Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,882,900
		26,403,325
12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 15.43%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project)
4.00% 10/1/46	1,750,000	$1,424,605
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,079,798
Series D 7.25% 1/1/52	1,980,000	1,157,429
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project Fourth Tier)
144A 7.75% 1/1/54 #	225,000	101,232
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	300,000	156,096
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	7,560,000	7,179,732
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51 (BAM)	4,000,000	3,331,880
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,369,127
Series A 4.00% 4/1/49	5,000,000	4,807,450
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	22,465,000	26,685,949
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	2,025,000	2,057,420
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	1,500,000	1,135,110
Series A 4.00% 11/15/43	4,155,000	4,079,670
Series A 4.00% 11/15/46	3,000,000	2,910,330
Series A 4.00% 11/15/50	2,500,000	2,357,625
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	7,925,000	7,709,202
Series A-2 5.00% 8/1/44	2,290,000	2,389,752
13

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	1,905,000	$1,620,355
Hamilton County, Ohio Hospital Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	6,460,000	7,596,185
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)
Series A 3.50% 8/1/55	13,915,000	10,725,265
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	8,775,000	9,340,987
(Shedd Aquarium Society Project)
5.00% 6/1/44	1,500,000	1,605,720
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project)
Series A 5.25% 8/1/53 (AGM)	1,500,000	1,627,185
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare)
Series A 6.875% 12/1/53	3,000,000	3,059,220
Lake County, Ohio Port & Economic Development Authority Revenue
(Tapestry Wickliffe, LLC Project)
Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	377,000
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	1,905,000	1,363,580
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health)
Series A 4.00% 1/1/44	2,500,000	2,479,525
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System)
Series A 4.00% 11/15/50	1,500,000	1,368,210
14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State Health and Educational Facilities Authority Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	$4,743,400
4.00% 6/1/53 (BAM)	2,440,000	2,350,159
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/56	4,950,000	4,442,279
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation)
6.125% 7/1/50	1,895,000	1,408,781
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	1,725,000	1,351,262
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	4,000,000	3,039,640
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 3.00% 9/1/50 (AGM)	12,640,000	9,463,189
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,186,630
Orange County, New York Funding Corporation Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	2,035,000	1,642,204
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	3,262,380
Series A 4.00% 5/15/53	5,000,000	4,681,150
(Tapestry Moon Senior Housing Project)
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,435,406
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,473,788
15

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,055,000	$2,405,996
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,395,000	844,003
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,338,990
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,265,550
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	1,310,475
5.75% 11/1/53 (AGM)	2,500,000	2,894,150
		171,887,477
Housing Revenue Bonds — 4.39%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,572,825
4.65% 12/1/52	4,965,000	4,934,316
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program)
Series D 5.35% 11/15/48	3,000,000	3,167,340
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	1,300,000	912,275
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	4,261,120
Maryland Community Development Administration Revenue
4.50% 9/1/49	3,250,000	3,252,600
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA)	5,000,000	5,226,650
16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program)
4.70% 9/1/53	1,500,000	$1,506,765
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program)
4.55% 7/1/48	4,250,000	4,268,445
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	3,660,000	3,809,987
Series A 5.45% 4/1/51	3,000,000	3,192,000
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53 (GNMA)	8,000,000	8,017,440
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	725,000	743,618
		48,865,381
Industrial Development Revenue/Pollution Control Revenue Bonds — 16.92%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	384,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 7.375% 7/1/48 (AMT) #	5,000,000	5,497,850
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	7,109,505
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	15,360,000	11,753,165
Series A-2 4.00% 6/1/48	9,975,000	9,284,730
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.00% 1/1/50 (AMT) #, •	2,750,000	2,797,273
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,156,940
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
Second Subseries 2 5.00% 9/1/52 (AMT) •	3,000,000	3,103,890
17

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.242% 6/1/60 #, ^	65,340,000	$4,299,372
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	5,660,000	4,464,155
Florida Development Finance Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	10,435,000	10,695,666
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	2,555,000	2,551,602
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel 1st Tier)
Series A 4.00% 1/1/54	20,715,000	18,446,500
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project)
5.00% 6/1/47	1,125,000	1,191,803
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds)
144A 7.00% 3/1/39 (AMT) #	2,580,000	1,957,523
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	9,788,376
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	5,237,964
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	7,725,000	8,138,056
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	6,845,000	7,400,403
Series A 5.00% 9/1/46	2,265,000	2,457,865
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,180,000	1,268,028
Series B 6.50% 11/1/39	4,015,000	5,161,965
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project)
144A 8.125% 1/1/50 (AMT) #, •	1,000,000	1,017,710
18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project)
7.07% 3/1/25 ^	3,175,000	$3,063,367
7.18% 3/1/26 ^	3,185,000	2,970,490
7.29% 3/1/27 ^	3,000,000	2,708,340
New York Counties Tobacco Trust V Pass-Through Revenue
Series 4B 144A 8.105% 6/1/60 #, ♦ , ^	393,200,000	19,247,140
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,868,141
Public Finance Authority, Wisconsin Hotel Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	5,145,000	5,123,134
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	7,384,050
Southeast Energy Authority A Cooperative District Revenue
(Project No.2)
Series B 4.00% 12/1/51 •	5,000,000	5,026,400
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 7.084% 6/1/46 ^	13,510,000	2,711,998
(Capital Appreciation-3rd Subordinate Lien)
Series D 7.576% 6/1/46 ^	2,255,000	377,126
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	7,775,000	7,745,688
		188,390,215
Lease Revenue Bonds — 7.80%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,088,200
Series A 5.25% 10/1/57	1,500,000	1,620,015
19

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick)
Series MC 4.124% 12/15/37 (BAM) ^	6,045,000	$3,537,413
(McCormick Place Expansion Project)
5.75% 12/15/56 (AGM) ^	36,795,000	7,587,497
5.92% 12/15/56 ^	5,000,000	939,700
Series A 4.00% 6/15/50 (BAM)	6,500,000	6,177,860
Series A 4.00% 6/15/52	14,490,000	13,467,585
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	6,663,303
Series B 4.854% 12/15/51 (BAM) ^	31,975,000	8,538,924
Series B 5.26% 12/15/54 ^	5,000,000	1,046,900
New Jersey Transportation Trust Fund Authority Revenue
Series AA 4.00% 6/15/50 (BAM)	2,000,000	1,970,080
(Transportation System)
Series A 5.396% 12/15/39 (BAM) ^	25,700,000	14,051,475
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	16,960,000	13,036,474
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,350,000	1,380,956
Virginia College Building Authority Revenue
(21st Century College and Equipment Programs)
5.25% 2/1/42	5,000,000	5,732,100
		86,838,482
Local General Obligation Bonds — 2.47%
Dallas Independent School District, Texas
4.00% 2/15/53 (PSF)	2,000,000	1,945,040
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,965,255
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,783,374
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,092,340
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.625% 6/1/57 #	2,000,000	1,450,720
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	760,260
20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Palomar Health
Series A 6.746% 8/1/32 ^	5,000,000	$3,768,850
Series A 7.00% 8/1/31 ^	3,315,000	2,595,280
Series A 7.07% 8/1/33 ^	5,000,000	3,624,950
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,473,100
		27,459,169
Pre-Refunded/Escrowed to Maturity Bonds — 1.16%
Central Texas Turnpike System
Series A 3.278% 8/15/26 ^	1,340,000	1,242,073
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds)
Series C 6.50% 10/1/41-26 §, ~	7,000,000	7,638,190
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,053,107
		12,933,370
Resource Recovery Revenue Bond — 0.09%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,550,000	1,010,894
		1,010,894
Special Tax Revenue Bonds — 17.47%
City of Bullhead, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	752,870
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 4.55% 9/1/53 ^	25,000,000	5,970,500
Commonwealth of Puerto Rico
(Restructured)
3.143% 11/1/43 •	41,557,676	24,363,188
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	35,621,292	34,018,334
21

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Indianapolis, Indiana Local Public Improvement Bond Bank
Series F1 5.25% 3/1/67 (BAM)	4,000,000	$4,267,080
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,306,540
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,390,720
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,932,000
Miami-Dade County, Florida Special Obligation Revenue
4.56% 10/1/45 ^	5,000,000	1,907,950
5.15% 10/1/42 (BAM) ^	2,585,000	1,189,721
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,215,480
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured)
Series B 2.873% 11/15/55 (BAM) ^	2,585,000	527,909
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,995,100
Series A-1 3.00% 3/15/51	3,000,000	2,351,580
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	17,309,861
Series A-1 5.00% 7/1/58	11,562,000	11,648,599
Series A-1 5.556% 7/1/46 ^	153,255,000	49,893,698
Series A-1 5.798% 7/1/51 ^	80,886,000	19,540,440
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,645,000	1,572,225
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	2,530,000	2,424,195
		194,577,990
22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 6.58%
California State
(Various Purpose)
5.00% 11/1/42	3,000,000	$3,426,990
5.25% 10/1/50	4,750,000	5,428,348
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	2,250,000	2,451,263
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)
Series B 5.00% 6/1/52	2,775,000	3,002,411
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	14,700,000	13,285,860
Connecticut State
Series B 4.00% 1/15/43	3,000,000	3,040,020
Illinois State
4.10% 10/1/47	6,580,000	7,113,573
5.50% 5/1/39	3,725,000	4,118,099
Series A 4.00% 3/1/41	1,110,000	1,086,024
Series A 5.50% 3/1/47	9,500,000	10,410,005
Series B 5.50% 5/1/47	2,000,000	2,193,820
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	10,775,000	10,641,929
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,087,280
Series A 5.00% 3/15/28	2,290,000	2,508,855
Washington State
Series B 5.00% 6/1/46	2,270,000	2,523,536
		73,318,013
Transportation Revenue Bonds — 9.28%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,714,563
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,135,750
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,130,160
City of Phoenix, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,412,580
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,108,890
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,109,680
23

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,995,000	$2,019,479
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)
Series A 5.00% 6/1/53	2,000,000	2,187,880
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Junior Lien)
Series C 4.00% 1/15/43	1,725,000	1,719,014
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	972,950
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	3,050,953
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,076,580
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,526,024
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,088,801
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	4,365,000	4,129,377
Series F 4.00% 5/15/49 (AMT)	2,500,000	2,378,225
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,107,820
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,419,900
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,564,342
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,492,702
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,145,408
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/41	1,370,000	1,363,040
24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	7,825,000	$7,721,084
(John F. Kennedy International Airport New Terminal One Project)
5.125% 6/30/60 (AGM) (AMT)	5,000,000	5,245,250
North Texas Tollway Authority Revenue
Series A 4.00% 1/1/44	5,750,000	5,718,432
Pennsylvania Turnpike Commission
Series C 6.25% 6/1/33 (AGM) ~	4,000,000	4,298,720
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	1,500,000	1,409,805
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,640,690
San Francisco City & County, California Airports Commission Revenue
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,944,455
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	4,000,000	3,787,720
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	5,000,000	5,498,750
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
Series A 5.25% 11/15/47	3,250,000	3,666,715
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project)
5.50% 12/31/58 (AMT)	5,000,000	5,503,750
		103,289,489
Water & Sewer Revenue Bonds — 2.04%
City of Tampa, Florida Water & Wastewater System Revenue
Series A 5.25% 10/1/57	12,500,000	13,791,500
25

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,000,000	$989,850
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,921,830
San Antonio, Texas River Authority Wastewater System Revenue
4.25% 1/1/43 (BAM)	925,000	931,549
4.375% 1/1/45 (BAM)	1,005,000	1,014,839
4.375% 1/1/46 (BAM)	1,050,000	1,056,352
		22,705,920
Total Municipal Bonds (cost $1,054,801,083)		1,090,656,616

Short-Term Investments — 1.41%
Variable Rate Demand Notes — 1.41%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60%
11/15/48 (LOC – Wells Fargo Bank N.A.)	6,300,000	6,300,000
City of Phoenix, Arizona Helathcare Facilities Revenue
(Mayo Clinic) Series B 3.50% 11/15/52
(SPA - Northern Trust)	815,000	815,000
New York City, New York
Fiscal 2023 Subordinate Series A-4 3.65% 9/1/49
(SPA - TD Bank, N.A.)	1,000,000	1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue
Series AA 3.65% 6/15/49
(SPA - TD Bank N.A.)	1,000,000	1,000,000
Series BB 3.78% 6/15/50
(SPA - Barclays Bank)	3,000,000	3,000,000
Oregon Facilities Authority Revenue
(PeaceHealth) Series B 3.65% 8/1/34
(LOC - TD Bank N.A.)	3,100,000	3,100,000
26

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
University of Delaware Revenue
Series 2005 3.65% 11/1/35 (SPA - TD Bank N.A.)	500,000	$500,000
Total Short-Term Investments (cost $15,715,000)		15,715,000
Total Value of Securities—99.35% (cost $1,070,516,083)		$1,106,371,616
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $108,892,466, which represents 9.78% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 29, 2024.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.
27

Schedules of investments

Delaware Tax-Free USA Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

GNMA – Government National Mortgage Association

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

28

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.55%
Education Revenue Bonds — 6.58%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,345,000	$1,384,785
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	876,487
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/51	2,000,000	1,741,400
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	835,118
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,350,880
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,037,100
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	390,251
144A 5.75% 6/1/42 #	750,000	783,450
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	551,473
5.00% 7/1/32	560,000	614,695
5.00% 7/1/33	585,000	640,417
5.00% 7/1/34	415,000	452,786
5.00% 7/1/36	415,000	448,063
5.00% 7/1/37	550,000	588,825
5.00% 7/1/42	1,000,000	1,044,110
California Community College Financing Authority Revenue
(Napa Valley College Project)
Series A 144A 4.25% 7/1/32 #	1,480,000	1,446,419
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,180,200
Series U-7 5.00% 6/1/46	1,000,000	1,228,700
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	992,710
29

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project)
Series A 144A 5.00% 7/1/42 #	1,000,000	$1,011,570
(Partnerships to Uplift Communities Valley Project)
144A 5.00% 8/1/33 #	715,000	738,302
California State University Revenue
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,153,600
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	2,215,000	2,218,854
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	302,130
Series A 5.00% 8/1/55	800,000	760,520
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	1,980,420
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue 5.75% 4/1/48	2,500,000	2,763,975
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	364,287
Series A 5.00% 7/1/32	235,000	243,956
Colorado Educational & Cultural Facilities Authority Revenue
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	2,215,000	2,013,324
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,234,723
4.00% 7/1/44	1,120,000	1,039,259
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	425,662
Series A 5.00% 6/15/29	400,000	415,440
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	1,204,714
30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	$232,484
Series A 4.00% 5/1/30	250,000	253,658
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	710,000	534,303
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	451,305
Series A 4.00% 5/1/40	1,330,000	1,274,991
Series A 4.00% 5/1/55	1,540,000	1,336,243
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	403,972
Series A 5.00% 2/15/28	260,000	265,767
Series A 5.00% 2/15/30	390,000	398,775
Series A 5.00% 2/15/32	265,000	270,620
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project)
Series A 5.00% 6/1/38	600,000	643,506
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	593,934
Series A-1 5.00% 7/1/44 (BAM)	625,000	672,869
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	245,333
Series A 144A 5.00% 7/1/50 #	925,000	859,778
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	460,046
Series A 4.00% 7/1/40	500,000	490,050
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	527,847
Series A 5.00% 4/1/31	1,090,000	1,105,794
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/38 #	1,295,000	1,285,546
31

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	6,190,000	$6,511,323
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,160,662
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	903,050
Public Finance Authority, Wisconsin Revenue
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,309,690
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,924,475
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,369,708
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,926,807
Westchester County, New York Local Development Revenue
(Pace University)
Series A 5.00% 5/1/34	4,150,000	4,154,399
		77,025,540
Electric Revenue Bonds — 4.24%
American Municipal Power Revenue
(AMP Fremont Energy Center Project)
Series A 4.00% 2/15/37	1,330,000	1,373,119
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,325,000	3,519,413
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,409,440
Series A 5.00% 10/1/33	2,915,000	3,211,193
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	962,095
32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	$552,475
5.25% 12/1/40	500,000	548,415
5.25% 12/1/41	650,000	712,153
5.25% 12/1/42	1,000,000	1,093,690
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	6,469,812
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	402,800
Series TT 5.00% 7/1/32 ‡	1,555,000	412,075
Series WW 5.25% 7/1/33 ‡	1,015,000	268,975
Series WW 5.50% 7/1/17 ‡	2,200,000	577,500
Series WW 5.50% 7/1/19 ‡	1,710,000	448,875
Series WW 5.50% 7/1/38 ‡	1,925,000	510,125
Series XX 5.25% 7/1/40 ‡	4,630,000	1,226,950
Series ZZ 5.00% 7/1/19 ‡	2,990,000	784,875
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,230,750
Series A 5.00% 1/1/43	1,135,000	1,274,945
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,416,070
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,827,195
Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,266,267
5.00% 12/15/36	5,000,000	5,171,400
		49,670,607
Healthcare Revenue Bonds — 8.08%
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 5.25% 1/1/37	915,000	667,511
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,047,650
33

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	$3,568,850
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,600,000	5,464,294
(Sutter Health)
Series A 5.00% 11/15/38	760,000	801,101
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	7,000,000	6,790,770
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	991,110
Series A-2 5.00% 8/1/37	1,105,000	1,178,007
Cuyahoga County, Ohio Revenue
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,021,350
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	591,347
Series A 4.00% 8/15/50	1,950,000	1,686,965
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project)
Series A 3.00% 2/15/51	515,000	393,161
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	657,151
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/41	500,000	465,020
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	601,140
4.00% 5/15/30	1,385,000	1,298,507
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	780,097
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	4,162,615
34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	$683,676
Series A 5.00% 10/1/47	525,000	542,735
Series A 5.00% 10/1/52	1,750,000	1,786,610
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,750,000	3,658,012
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	691,810
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	465,780
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project)
Series A 5.25% 8/1/53 (AGM)	1,530,000	1,659,729
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	617,898
Series A 5.25% 5/15/37	1,400,000	1,268,274
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,540,346
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,157,050
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,260,598
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,074,760
Michigan Finance Authority Revenue
4.00% 12/1/40	2,185,000	2,183,012
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	760,000
35

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	1,200,000	$1,169,616
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,188,778
National Finance Authority Revenue
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	998,870
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	930,160
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,227,255
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/32 #	700,000	672,959
144A 5.00% 12/1/33 #	1,000,000	953,670
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,013,560
Series B 5.25% 8/15/48	2,000,000	2,021,660
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,143,310
Series B-2 5.00% 7/1/42	1,500,000	1,542,045
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community)
5.00% 4/1/30	2,880,000	2,869,430
36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	$627,319
5.00% 5/15/41	700,000	757,729
5.00% 5/15/42	700,000	753,753
5.00% 5/15/43	700,000	750,456
5.25% 5/15/49	2,000,000	2,165,920
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	1,450,000	1,268,213
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,457,725
Series B-1 4.25% 11/15/26	1,400,000	1,357,594
Tempe City, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	852,384
Westchester County Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AGM)	500,000	529,835
5.75% 11/1/48 (AGM)	1,875,000	2,192,194
		94,676,215
Housing Revenue Bonds — 3.91%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project)
4.50% 7/1/41	1,500,000	1,549,380
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	2,647,000
Series K 5.25% 10/1/43	2,800,000	2,982,784
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,633,276
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	1,357,137
Series G 5.15% 9/1/43	2,610,000	2,772,812
37

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York City Housing Development Revenue
4.60% 8/1/48	2,495,000	$2,523,168
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,087,240
North Carolina Housing Finance Agency Revenue
4.875% 7/1/42	4,755,000	4,973,635
North Dakota Housing Finance Agency Revenue
4.50% 7/1/43	1,740,000	1,756,791
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 143-A 5.125% 10/1/41	3,350,000	3,601,049
Series A 4.85% 10/1/43	10,730,000	11,074,648
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,825,035
		45,783,955
Industrial Development Revenue/Pollution Control Revenue Bonds — 16.11%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	331,200
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project)
5.70% 5/1/53 (AMT)	7,750,000	8,034,735
Black Belt Energy Gas District, Alabama Revenue
Series A 4.00% 6/1/51 •	5,000,000	4,980,150
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	5,402,171
Series A-2 4.00% 6/1/48	1,700,000	1,582,360
Series B-2 5.00% 6/1/55	4,000,000	3,817,400
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,672,655
Series B-1 4.00% 2/1/52 •	4,910,000	4,938,036
Series D 5.50% 5/1/54 •	7,000,000	7,447,440
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	16,875
38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,700,000	$3,703,515
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,354,125
Series A 5.00% 9/1/42	250,000	270,780
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
Second Subseries 5.00% 9/1/52 (AMT) •	4,750,000	4,914,492
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project)
Series A 4.00% 7/1/41 (AMT)	1,220,000	1,113,677
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,110,100
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 8.054% 6/1/60 #, ^	38,675,000	2,544,815
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.50% 7/1/57 (AMT) #, •	1,500,000	1,493,220
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,570,766
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,707,726
George L Smith II Georgia World Congress Center Authority Revenue
Series B 144A 5.00% 1/1/36 #	1,000,000	1,001,460
(Convention Center Hotel First Tier)
Series A 4.00% 1/1/54	2,210,000	1,967,983
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,982,334
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,821,777
39

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	4,135,000	$4,356,098
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	305,085
Series A-2 4.00% 6/1/39	600,000	607,884
Series A-2 4.00% 6/1/40	300,000	302,238
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,275,000	1,158,350
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,966,068
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	5,243,529
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	3,490,000	2,752,633
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,832,960
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	745,689
Series B 7.00% 11/1/34	2,905,000	3,687,171
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project)
144A 8.125% 1/1/50 (AMT) #, •	3,750,000	3,816,412
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	1,909,505
New Jersey Tobacco Settlement Financing Revenue
Series B 5.00% 6/1/46	1,830,000	1,864,862
New York Counties Tobacco Trust V Revenue
(Capital Appreciation Turbo Asset-Backed)
Series S4B 144A 8.459% 6/1/60 #, ^	20,000,000	979,000
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,540,000	4,206,476
40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	6,030,000	$5,617,307
5.00% 12/1/37 (AMT)	1,000,000	1,069,160
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,350,740
5.00% 1/1/36 (AMT)	3,000,000	3,089,160
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,710,100
Public Finance Authority, Wisconsin Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	201,416
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,200,000	9,003,600
5.25% 12/1/24	3,050,000	3,075,315
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,291,755
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No.3)
Series A-1 5.50% 1/1/53 •	5,500,000	5,889,345
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corporation project)
Subseries A-2 2.10% 6/1/37 •	2,250,000	2,231,573
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,938,640
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 •	4,100,000	4,113,448
41

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 7.242% 6/1/46 ^	9,655,000	$1,938,145
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	1,630,000	272,601
TSASC, New York Revenue
Series A 5.00% 6/1/30	475,000	495,677
Series A 5.00% 6/1/31	475,000	495,149
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	2,945,000	2,933,897
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46 ~	1,250,000	1,238,500
Series C 1.96% 6/1/47 ^	58,500,000	15,952,365
Series D 2.466% 6/1/47 ^	8,185,000	2,182,039
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	2,720,000	2,708,440
		188,607,124
Lease Revenue Bonds — 8.28%
California State Public Works Board Revenue
(Various Capital Project)
Series D 5.00% 11/1/46	5,000,000	5,675,800
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick)
Series MC 4.025% 12/15/37 (BAM) ^	7,000,000	4,096,260
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,474,520
Series A 4.00% 12/15/42	2,220,000	2,193,427
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,512,767
Series A 4.00% 12/15/47	11,560,000	10,980,035
Series A 4.00% 6/15/50 (BAM)	1,000,000	950,440
Series A 4.00% 6/15/52	1,970,000	1,830,997
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,332,548
42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project)
Series A 4.00% 11/1/39	2,835,000	$2,881,721
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	547,900
Series A 5.00% 11/1/31	1,000,000	1,152,750
New Jersey Transportation Trust Fund Authority Revenue
5.25% 6/15/43	4,750,000	5,298,958
Series A 5.00% 6/15/29	1,500,000	1,564,755
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,365,266
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,698,792
Series CC 5.25% 6/15/39	2,000,000	2,292,620
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,899,613
Series A 5.00% 12/15/25	5,000,000	5,164,250
Series BB 4.00% 6/15/46	5,000,000	4,870,600
New York City, New York - Transitional Finance Authority Building Aid Revenue
Series S 5.00% 7/15/40	5,000,000	5,075,400
Series S-1 5.00% 7/15/30	2,000,000	2,028,580
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	1,000,000	768,660
(Port Authority Consolidated Bonds)
Series 1WTC 2.75% 2/15/44	10,000,000	7,566,000
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs)
Series A 5.00% 2/1/29	4,000,000	4,471,320
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,232,000
		96,925,979
Local General Obligation Bonds — 2.56%
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	853,850
5.00% 4/1/36	320,000	330,134
Series B 4.00% 12/1/40	2,810,000	2,687,119
(Dedicated Revenues)
Series D 5.00% 12/1/31	2,160,000	2,208,449
43

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	$2,140,281
Series C 5.00% 1/1/26	1,280,000	1,312,218
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,192,576
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	940,729
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,540,635
144A 4.25% 6/1/41 #	2,210,000	1,755,315
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,125,900
Series A 5.00% 8/1/47	3,500,000	3,761,835
Series A-1 5.00% 8/1/27	1,000,000	1,071,240
Series C 5.00% 8/1/30	2,355,000	2,680,225
Subseries B-1 5.00% 12/1/33	100,000	105,228
West Branch Area School District, Pennsylvania
4.00% 5/15/35 (AGM)	410,000	422,033
4.00% 5/15/36 (AGM)	405,000	415,194
4.00% 5/15/39 (AGM)	485,000	488,434
		30,031,395
Pre-Refunded/Escrowed to Maturity Bonds — 2.20%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,113,000
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,224
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,720,013
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	878,710
5.00% 7/1/46-24 §	1,425,000	1,431,042
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	893,622
44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	$3,080,250
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A 4.00% 9/1/48-27 §	500,000	522,430
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,218,741
New York State Dormitory Authority Revenue
(Touro College & University System)
Series A 5.25% 1/1/34-24 §	1,335,000	1,343,517
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,735,581
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	800,000	833,544
		25,785,674
Special Tax Revenue Bonds — 16.63%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/31	670,000	720,016
5.00% 5/1/34	750,000	808,133
5.00% 5/1/35	850,000	911,956
5.00% 5/1/36	850,000	905,624
(City Center Refunding Project)
144A 5.00% 5/1/42 #	3,150,000	3,152,299
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,750,000	5,804,222
Celebration Pointe, Florida Community Development District Revenue
4.75% 5/1/24	100,000	100,097
5.00% 5/1/34	830,000	830,888
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.08% 9/1/45 ^	12,000,000	4,416,360
45

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
2.911% 11/1/43 •	26,286,863	$15,410,673
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,706,020
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	1,929,165
5.00% 12/1/26	2,500,000	2,569,825
5.00% 12/1/29	600,000	617,664
5.00% 12/1/31	900,000	923,463
5.00% 12/1/32	1,800,000	1,842,768
5.00% 12/1/34	1,500,000	1,529,025
5.00% 12/1/35	1,200,000	1,219,068
5.00% 12/1/36	900,000	912,717
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	33,342,135	31,841,739
Harris County-Houston, Texas Sports Authority Revenue
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,820,469
Indianapolis, Indiana - Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior)
Series E 5.75% 3/1/43	3,350,000	3,639,775
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 5.00% 9/1/48 (BAM)	2,500,000	2,806,075
Massachusetts Bay Transportation Authority Sales Tax Revenue
Series A 5.00% 7/1/36	700,000	833,784
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	1,785,000	1,867,199
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project)
Series A 5.00% 7/1/43 (AGM)	4,050,000	4,474,521
46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	5,000,000	$5,221,600
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,380,720
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,858,568
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	5,000,000	5,018,400
Subseries C 5.00% 11/1/27	4,150,000	4,159,918
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,294,150
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	1,500,000	1,172,400
New York State Thruway Authority Revenue
5.00% 3/15/41	5,000,000	5,636,900
Series A-1 3.00% 3/15/49	6,000,000	4,788,240
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Series A-1 4.00% 5/15/46	6,000,000	5,878,380
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,137,100
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,131,580
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,127,520
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.26% 7/1/51 ^	31,841,000	7,692,149
Series A-1 1.607% 7/1/46 ^	9,170,000	2,985,385
Series A-1 4.55% 7/1/40	5,765,000	5,809,679
Series A-1 4.75% 7/1/53	17,993,000	18,003,256
Series A-1 5.00% 7/1/58	1,330,000	1,339,962
Series A-2 4.329% 7/1/40	5,453,000	5,428,025
47

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	445,000	$439,389
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,167,120
5.25% 6/1/34	1,000,000	1,166,180
5.25% 6/1/35	1,000,000	1,166,710
5.25% 6/1/37	2,100,000	2,421,993
5.50% 6/1/40	2,000,000	2,292,040
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	500,000	503,190
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	965,318
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	970,000	952,860
		194,732,277
State General Obligation Bonds — 10.77%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	4,088,241
4.00% 10/1/37	2,000,000	2,097,460
5.00% 8/1/26	3,120,000	3,287,295
5.00% 10/1/26	2,500,000	2,644,975
5.00% 9/1/32	1,400,000	1,642,900
5.00% 8/1/33	4,100,000	4,304,672
5.00% 9/1/36	4,000,000	4,183,600
5.00% 10/1/42	2,000,000	2,296,560
5.00% 11/1/42	470,000	536,895
5.25% 9/1/47	1,000,000	1,142,590
Series C 5.00% 9/1/30	2,000,000	2,057,820
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,216,550
48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	7,586,622	$7,363,955
Series A-1 4.00% 7/1/37	8,316,690	7,943,104
Series A-1 4.00% 7/1/46	11,820,000	10,682,916
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,014,177
Illinois State
4.107% 10/1/47 ^	3,180,000	3,437,866
5.00% 1/1/28	1,630,000	1,678,069
5.00% 11/1/36	1,965,000	2,017,485
5.25% 2/1/30	2,410,000	2,413,085
5.25% 2/1/32	1,015,000	1,016,167
5.50% 5/1/39	2,500,000	2,763,825
Series A 5.125% 12/1/29	3,260,000	3,486,668
Series B 4.00% 10/1/35	8,830,000	8,977,461
Series C 4.00% 10/1/37	1,710,000	1,717,473
Series C 4.00% 10/1/42	3,935,000	3,826,158
Series D 5.00% 11/1/25	1,220,000	1,251,976
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,231,306
Series B 4.00% 11/1/38	1,810,000	1,798,126
New Jersey State
(COVID-19 General Obligation Emergency Bonds)
Series A 4.00% 6/1/32	3,440,000	3,768,692
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/36	4,555,000	5,375,856
Series A 5.00% 5/1/44	5,000,000	5,381,000
Series A 5.25% 5/1/45	2,590,000	2,958,635
Washington State
Series A 5.00% 8/1/35	3,000,000	3,466,290
Series E 5.00% 7/1/31	3,000,000	3,046,830
		126,116,678
Transportation Revenue Bonds — 16.58%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,126,750
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,302,752
Chicago Midway Airport Revenue
(Second Lien)
Series A 5.00% 1/1/31 (AMT)	1,905,000	1,907,229
49

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago Midway Airport Revenue
(Senior)
Series C 5.00% 1/1/41 (AMT)	1,250,000	$1,351,062
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,215,624
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,297,050
Series B 5.00% 1/1/33	2,520,000	2,555,205
Series B 5.00% 1/1/36	5,000,000	5,480,450
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,642,017
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,518,043
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,429,548
Series B 5.00% 7/1/49 (AMT)	3,900,000	4,021,212
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,714,450
Series B 5.00% 7/1/31	500,000	532,380
Series B 5.00% 7/1/33	1,000,000	1,062,520
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series C 144A 8.00% 7/1/57 (AMT) #, •	5,900,000	6,196,239
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	972,950
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,350,460
Series A 5.25% 1/1/45	3,500,000	3,899,350
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	7,005,849
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	937,054
Series B 5.00% 5/15/45	500,000	557,915
50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	$1,685,430
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,076,524
Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,984,760
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/38	1,000,000	1,005,020
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,734,029
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,331,985
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,358,278
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	1,442,824
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,546,316
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,867,987
Series E 5.00% 1/1/32	5,050,000	5,461,222
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,927,956
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,927,753
New York State Thruway Authority Revenue
Series B 4.00% 1/1/38	2,135,000	2,188,845
Series B 4.00% 1/1/41	10,000,000	10,033,800
Series J 5.00% 1/1/27	5,705,000	5,722,799
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,949,142
4.375% 10/1/45 (AMT)	2,500,000	2,466,800
5.00% 1/1/33 (AMT)	790,000	816,686
5.00% 10/1/40 (AMT)	1,125,000	1,161,191
6.00% 4/1/35 (AMT)	2,000,000	2,258,680
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,638,348
51

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project)
5.00% 12/1/32 (AMT)	1,500,000	$1,642,920
5.375% 6/30/60 (AMT)	2,500,000	2,624,675
5.50% 6/30/38 (AMT)	1,670,000	1,843,413
5.50% 6/30/40 (AMT)	800,000	875,528
5.50% 6/30/42 (AGM) (AMT)	1,750,000	1,937,127
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,331,793
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,070,960
Pennsylvania Turnpike Commission Revenue
Series A-1 5.00% 12/1/40	2,090,000	2,118,236
Series A-1 5.00% 12/1/45	1,000,000	1,009,050
Series B 5.00% 12/1/45	5,000,000	5,070,450
Port Authority of New York & New Jersey Revenue
5.00% 10/15/29 (AMT)	3,105,000	3,163,467
5.00% 10/15/32	2,500,000	2,573,200
Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,433,724
Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,220,652
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project)
Series 2 6.75% 1/1/45 (AMT)	5,000,000	5,966,200
Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/33	1,000,000	1,056,880
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/25 (AMT)	390,000	393,354
Series B 5.00% 1/1/30 (AMT)	230,000	242,995
Series B 5.00% 1/1/32 (AMT)	215,000	227,023
Series B 5.00% 1/1/33 (AMT)	705,000	743,683
Series B 5.00% 1/1/34 (AMT)	880,000	927,177
Series B 5.00% 1/1/35 (AMT)	675,000	709,533
Series B 5.00% 1/1/36 (AMT)	660,000	691,845
Series B 5.00% 1/1/37 (AMT)	430,000	449,384
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	539,190
52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/43 (AMT)	1,500,000	$1,615,710
		194,140,653
Water & Sewer Revenue Bonds — 1.61%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,648,263
City of Tampa, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	500,000	543,360
(Green Bonds)
Series A 5.00% 10/1/47	4,000,000	4,388,160
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,128,820
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/42	2,000,000	2,217,060
5.25% 10/1/44	2,500,000	2,747,150
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	823,789
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/33	2,250,000	2,394,495
		18,891,097
Total Municipal Bonds (cost $1,131,106,574)		1,142,387,194

Short-Term Investments — 1.54%
Variable Rate Demand Notes — 1.54%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60% 11/15/48
(LOC - Wells Fargo Bank N.A.)	3,000,000	3,000,000
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.50% 11/15/52
(SPA - Northern Trust)	600,000	600,000
53

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 3.74% 7/1/45
(SPA - Barclays Bank)	2,220,000	$2,220,000
Subordinate Series A-3 3.65% 7/1/35
(SPA - Bank of America, N.A.)	3,035,000	3,035,000
Subordinate Series B-3 3.74% 7/1/34
(SPA - Barclays Bank)	2,200,000	2,200,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Series BB-4 3.78% 6/15/50
(SPA - Barclays Bank)	6,000,000	6,000,000
Series DD-1 3.65% 6/15/43
(SPA - TD Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $18,055,000)		18,055,000
Total Value of Securities—99.09% (cost $1,149,161,574)		$1,160,442,194
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $81,036,748, which represents 6.92% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 29, 2024.
54

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

55

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.67%
Education Revenue Bonds — 18.58%
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/53	2,250,000	$2,405,520
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	254,671
144A 5.375% 7/1/53 #	965,000	950,216
144A 5.50% 7/1/58 #	1,115,000	1,111,488
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	2,886,720
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,155,000	1,189,165
144A 6.00% 7/1/47 #	8,995,000	9,148,185
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	755,085
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	962,310
Series A 144A 5.50% 7/1/58 #	1,385,000	1,372,202
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	1,001,700
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,048,960
(Leman Academy Of Excellence of Projects)
Series A 4.50% 7/1/54	5,000,000	4,521,400
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/54 #	5,000,000	4,399,500
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,500,000	2,514,575
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,099,300
144A 6.25% 6/1/63 #	5,000,000	5,142,850
(KIPP Texas, Inc.)
3.00% 8/15/49 (PSF)	4,000,000	3,021,520
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	185,214
Series A 5.00% 8/15/41	600,000	541,032
Build NYC, New York Resource Revenue
5.00% 11/1/39	1,000,000	600,000
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	1,000,000	1,029,440
144A 5.75% 6/1/62 #	1,000,000	1,024,090
56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	$574,097
Series A 144A 5.50% 5/1/48 #	1,500,000	1,505,955
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,312,374
5.25% 7/1/62	6,355,000	6,542,346
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,281,563
144A 5.75% 2/1/49 #	2,700,000	2,579,580
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	14,090,000	14,312,058
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	40,842,030
Series V-2 2.25% 4/1/51	4,975,000	3,221,263
California Enterprise Development Authority Revenue
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	10,000,000	10,024,500
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,025,440
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,760,000	5,490,835
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	750,000	728,775
Series A 144A 5.00% 7/1/46 #	2,145,000	2,036,957
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	1,724,840
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,988,580
Series A 144A 6.00% 6/1/63 #	3,035,000	3,045,258
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	783,520
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,532,500
57

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Harbor Springs Obligated Group)
Series A 144A 5.625% 7/1/63 #	1,500,000	$1,510,140
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	1,008,930
Series A 144A 5.00% 7/1/42 #	860,000	869,950
Series A 144A 5.50% 7/1/62 #	1,000,000	1,016,970
(John Adams Academies - Obligated Group)
Series A 144A 5.125% 7/1/62 #	1,680,000	1,566,987
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,040,560
Series A 144A 6.375% 6/1/52 #	1,240,000	1,281,292
Series A 144A 6.50% 6/1/62 #	2,300,000	2,378,936
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,750,385
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/47 #	1,425,000	1,417,134
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,708,045
Series A 144A 4.00% 11/1/55 #	2,500,000	2,046,500
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,002,210
Series A 6.00% 10/1/49	720,000	721,526
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,497,885
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	3,750,000	4,037,850
Capital Trust Agency Educational Facilities Housing Revenue
(Lutz Preparatory School Project)
Series A 4.00% 6/1/41	330,000	312,002
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	5,605,080
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	3,625,000	3,433,817
58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Authority Revenue
(KIPP Miami North Camous Project)
Series A 144A 5.625% 6/15/44 #	410,000	$413,604
Series A 144A 6.00% 6/15/54 #	655,000	664,733
Series A 144A 6.125% 6/15/60 #	800,000	811,832
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	7,714,800
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project)
Series A 144A 5.625% 8/15/48 #	12,000,000	11,575,200
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,200,330
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,124,520
5.00% 4/1/45	1,665,000	1,744,337
5.75% 4/1/48	5,150,000	5,693,789
City of Burbank, Illinois Revenue
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	4,002,200
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 6.25% 6/15/53 #	3,710,000	3,757,080
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,209,362
Series A 144A 6.40% 6/15/53 #	1,850,000	1,870,128
Colorado Educational & Cultural Facilities Authority Revenue
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	2,500,000	2,502,775
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	846,460
144A 5.00% 12/1/55 #	3,440,000	2,845,121
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	3,000,000	2,932,770
59

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Skyview Academy Project)
144A 5.375% 7/1/44 #	500,000	$500,185
District of Columbia Revenue
(Rockestship DC Obligated Group)
Series A 5.75% 6/1/54	1,000,000	1,002,240
Series A 6.00% 6/1/58	600,000	607,302
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,906,021
144A 5.25% 10/1/56 #	1,900,000	1,825,520
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	964,926
Series A 5.00% 6/15/56	1,630,000	1,620,839
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,026,060
Series A 144A 6.125% 6/15/44 #	5,300,000	5,308,639
Series C 144A 5.00% 9/15/50 #	2,000,000	1,752,840
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University)
Series A 144A 6.875% 7/1/43 #	2,000,000	2,001,200
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	1,001,630
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	794,451
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	595,000	597,469
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	537,325
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	478,019
(Sage International School of Middleton Project)
Series A 5.00% 5/1/63	1,150,000	1,166,468
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	2,924,231
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,229
6.125% 2/1/45	1,800,000	1,800,414
60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	$1,869,928
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	3,547,726
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,017,440
144A 7.00% 6/15/58 #	6,405,000	6,411,213
(Tippecanoe, LLC - Student Housing Project)
Series A 5.375% 6/1/64	6,010,000	6,294,754
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project)
Series A 7.00% 12/15/43	1,500,000	1,502,715
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,222,388
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	2,500,000	2,478,625
Series A 144A 7.50% 6/1/59 #	5,000,000	4,956,250
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,051,280
144A 6.25% 6/1/62 #	1,420,000	1,451,297
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	975,290
Series A 144A 6.375% 6/1/62 #	1,330,000	1,286,469
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,502,850
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,636,560
Series A 144A 6.375% 6/1/52 #	1,000,000	985,050
Series A 144A 6.50% 6/1/62 #	2,000,000	1,974,700
61

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	$1,662,141
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,713,633
Series A 144A 6.00% 6/15/52 #	1,530,000	1,561,243
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project)
144A 5.75% 9/1/45 #	4,925,000	4,894,859
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	17,026,415
(Massachusetts Institute Of Technology)
Series P 5.00% 7/1/50	18,030,000	21,619,773
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,004,570
Series A 144A 6.00% 9/15/45 #	1,000,000	1,003,730
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy)
5.00% 9/1/40	1,115,000	1,092,912
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	1,808,100
(Old Redford)
Series A 5.90% 12/1/30	1,520,000	1,506,533
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	3,900,000	3,829,332
Michigan Public Educational Facilities Authority Revenue
(Old Redford)
Series A 5.875% 12/1/30	1,550,000	1,534,143
Monroe County, New York Industrial Development Revenue
(University of Rochester Project)
Series A 5.00% 7/1/53	2,500,000	2,724,325
62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	$1,602,146
Series A 144A 5.00% 12/15/38 #	1,000,000	992,700
Series A 144A 5.00% 12/15/48 #	500,000	466,985
Series A 144A 5.125% 12/15/45 #	5,030,000	4,884,985
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	1,965,000	2,358,452
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	1,230,000	1,240,418
(Mast Community Charter School II Project)
5.00% 8/1/50	375,000	360,278
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,848,280
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,938,660
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/42	1,000,000	1,009,150
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	4,500,000	3,374,125
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	491,560
144A 5.75% 5/1/50 #	2,530,000	2,492,758
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,352,710
144A 5.00% 7/1/55 #	7,370,000	6,577,873
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	750,825
Series A 5.00% 8/15/46	1,000,000	937,170
63

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Revenue
5.75% 7/1/62	13,000,000	$13,857,870
(Cornerstone Charter Academy)
Series A 144A 5.125% 2/1/46 #	3,000,000	2,740,050
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #	125,528	64,031
Series B 144A 3.061% 12/1/48 #	2,500,000	25
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,031,160
Series A 144A 6.25% 10/1/58 #	3,885,000	3,933,757
(Triad Educational Services, Inc.)
Series A 144A 5.50% 6/15/45 #	6,000,000	6,003,420
(Wittenberg University)
144A 5.25% 12/1/39 #	5,000,000	4,252,600
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,671,456
Series A 144A 4.00% 6/1/56 #	1,530,000	1,025,284
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,060,850
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,627,163
Series A 144A 7.25% 6/15/58 #	2,915,000	3,002,741
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	956,600
Series A 144A 7.00% 6/15/53 #	1,830,000	1,869,400
Series A 144A 7.125% 6/15/58 #	1,510,000	1,548,898
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project)
Series A 144A 5.625% 6/15/53 #	4,805,000	4,433,429
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,225,280
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	24,915,000	29,815,033
University of Virginia Revenue
Series 2 3.57% 4/1/45	10,000,000	9,315,200
Series A 2.18% 11/1/51	10,000,000	6,103,100
64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,400,000	$2,293,272
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project)
Series A 144A 6.00% 3/1/63 #	2,990,000	2,991,465
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	967,740
Series A 144A 5.00% 6/15/50 #	2,200,000	1,996,852
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project)
144A 6.375% 7/1/63 #	3,000,000	3,277,470
Wisconsin Public Finance Authority Revenue
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	309,423
Series A 144A 6.625% 7/1/53 #	600,000	619,386
Series A 144A 6.75% 7/1/58 #	550,000	570,146
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,480,622
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	955,430
Series A 6.125% 6/15/57	1,000,000	958,210
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	395,000	380,527
Series A 144A 5.00% 6/15/39 #	500,000	489,505
Series A 144A 5.00% 6/15/49 #	1,100,000	1,019,612
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	976,160
Series A 5.00% 10/15/54	465,000	445,312
		548,417,660
65

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 1.31%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	$4,129,336
Burke County, Georgia Development Authority Pollution Control Revenue
(Oglethorpe Power Corporation Project)
Series A 1.50% 1/1/40 •	700,000	675,297
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,175,410
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	143,822
Series A 5.00% 10/1/44	6,000,000	6,234,300
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	2,282,975
Series A 5.05% 7/1/42 ‡	4,590,000	1,216,350
Series A 6.75% 7/1/36 ‡	1,500,000	397,500
Series AAA 5.25% 7/1/25 ‡	925,000	245,125
Series AAA 5.25% 7/1/26 ‡	1,030,000	272,950
Series AAA 5.25% 7/1/27 ‡	5,330,000	1,412,450
Series AAA 5.25% 7/1/28 ‡	1,205,000	319,325
Series CCC 5.25% 7/1/27 ‡	5,525,000	1,464,125
Series TT 5.00% 7/1/23 ‡	2,785,000	731,063
Series TT 5.00% 7/1/37 ‡	5,230,000	1,385,950
Series WW 5.00% 7/1/28 ‡	6,040,000	1,600,600
Series WW 5.25% 7/1/25 ‡	1,530,000	405,450
Series WW 5.25% 7/1/33 ‡	1,260,000	333,900
Series WW 5.50% 7/1/38 ‡	9,035,000	2,394,275
Series XX 4.75% 7/1/26 ‡	920,000	243,800
Series XX 5.25% 7/1/40 ‡	19,300,000	5,114,500
Series XX 5.75% 7/1/36 ‡	7,470,000	1,979,550
Series ZZ 4.75% 7/1/27 ‡	760,000	201,400
Series ZZ 5.25% 7/1/24 ‡	1,275,000	337,875
Series ZZ 5.25% 7/1/26 ‡	7,005,000	1,856,325
		38,553,653
66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 14.12%
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	2,375,000	$1,412,959
2nd Tier Series B 7.25% 1/1/52	7,410,000	4,331,590
4th Tier Series D 5.25% 1/1/37	420,000	306,398
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	2,595,000	1,594,368
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	2,100,000	944,832
Series D 144A 7.25% 1/1/54 #	2,500,000	1,124,875
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	507,312
Series B 5.125% 1/1/54	1,130,000	573,441
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	463,530
Series C 144A 5.50% 1/1/54 #	4,000,000	1,954,960
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/41	5,395,000	4,855,230
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,799,421
5.75% 6/1/35	1,500,000	1,445,760
5.75% 6/1/45	2,500,000	2,194,225
6.00% 6/1/50	3,130,000	2,790,176
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	7,455,000	9,104,046
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	12,116,886
Series A 3.00% 8/15/51 (AGM)	1,025,000	853,794
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	9,870,000	11,724,474
67

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Health System Project)
Series A 3.00% 2/1/46 (AGM)	10,000,000	$8,097,800
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,019,683
Series A 144A 6.625% 1/1/32 #	500,000	491,880
Series A 144A 6.875% 1/1/42 #	1,500,000	1,432,815
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	495,285
California Statewide Communities Development Authority Revenue
(Enloe Medical Center)
Series A 5.375% 8/15/57 (AGM)	2,000,000	2,202,220
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,000,000	1,471,760
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project)
6.125% 12/1/43 ‡	8,560,000	5,400,076
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	940,650
Series A 5.00% 5/15/39	1,500,000	1,481,025
City of Terre Haute, Indiana Revenue
(Westminster Village Project)
6.00% 8/1/39	4,000,000	3,222,600
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,516,905
Series A 6.50% 12/1/52	2,000,000	2,022,300
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	926,960
Series A 5.375% 11/15/55	1,000,000	930,400
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	311,565
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	7,000,000	5,297,180
68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
8.00% 8/1/43	2,500,000	$2,494,825
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,255,000	789,219
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	500,175
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	614,738
Series A 144A 5.75% 12/1/35 #	1,150,000	862,558
Series A 144A 6.125% 12/1/45 #	1,200,000	825,288
Series A 144A 6.25% 12/1/50 #	560,000	379,422
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	863,060
Series A 144A 5.00% 9/1/53 #	1,600,000	1,315,472
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,025,880
5.50% 2/15/52	4,930,000	4,996,555
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Corporation Obligated Group)
Series A 4.00% 8/15/50	8,065,000	6,977,112
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project)
3.00% 2/15/47	3,775,000	2,980,249
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	789,669
5.25% 11/15/51	1,350,000	969,718
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project)
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,600,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/47	2,170,000	2,243,303
69

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,430,000	$5,373,748
Series A 4.00% 3/1/51	2,000,000	1,841,840
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	405,414
Illinois Finance Authority Revenue
(Plymouth Place, Inc.)
Series A 6.75% 5/15/58	3,000,000	3,097,050
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	751,392
5.25% 5/15/54	5,910,000	4,491,955
5.50% 5/15/54	3,375,000	2,668,410
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,838,500
Series A 144A 5.60% 1/1/56 #	2,630,000	1,860,383
Iowa Finance Authority Revenue
(Childserve Project)
Series B 5.00% 6/1/36	2,425,000	2,299,167
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,385,650
5.25% 8/1/55	2,500,000	1,921,225
Jefferson County, Washington Public Hospital District No. 2 Revenue
Series A 6.875% 12/1/53	8,880,000	9,055,291
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	418,700
Series A 5.25% 5/15/47	1,500,000	1,237,965
Series A 5.25% 5/15/52	5,420,000	4,360,011
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,238,539
5.75% 11/15/45	3,000,000	2,651,160
5.75% 11/15/50	1,600,000	1,383,680
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project)
Series A 5.25% 5/15/50	9,000,000	6,943,590
70

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	$2,311,875
Series A 5.75% 8/15/55	1,500,000	1,370,475
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health)
5.00% 11/1/51	4,670,000	4,845,825
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,505,265
Series A 5.00% 1/1/55	2,635,000	1,809,876
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
Series A 3.00% 5/15/47	10,000,000	7,614,600
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	5,645,000	4,078,795
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	12,000,000	9,272,040
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,560,000	2,202,982
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health)
4.00% 6/1/53	4,810,000	4,563,151
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,426,186
5.375% 1/1/50	6,250,000	5,473,562
Series A 5.375% 1/1/51	2,000,000	1,743,200
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	8,935,000	6,642,458
71

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project)
5.00% 2/15/48	2,000,000	$1,812,280
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project)
Series B 5.00% 1/1/58 •	10,884,206	3,259,167
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,409,192
Series A 144A 5.625% 7/1/46 #	1,000,000	918,460
Series A 144A 5.75% 7/1/54 #	2,000,000	1,824,240
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project)
6.00% 7/15/57	6,000,000	5,847,600
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	92,479
Series A-2 7.50% 11/15/36	745,000	614,483
Series B 2.00% 11/15/61 •	3,119,242	1,164,070
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	452,100
Series A-1 5.00% 7/1/51	1,575,000	1,078,875
Series B 4.00% 7/1/31	635,000	285,750
Series B 4.75% 7/1/51	1,915,000	861,750
Series C 5.00% 7/1/31 ‡	250,000	87,500
Series C 5.25% 7/1/36 ‡	350,000	122,500
Series C 5.75% 7/1/51 ‡	2,250,000	787,500
Series D 6.00% 7/1/26 ‡	90,000	27,000
Series D 7.00% 7/1/51 ‡	1,350,000	405,000
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	3,916,700
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	15,635,000	11,881,193
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	926,430
Series A 6.875% 10/1/57	6,500,000	6,048,315
72

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #, ‡	3,125,000	$2,070,813
(Lions Gate Project)
5.25% 1/1/44	2,000,000	1,880,180
New York State Dormitory Authority Revenue
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	800,000	777,072
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)
Series A 3.125% 11/1/49	5,000,000	3,903,650
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 11/1/49	1,830,000	1,559,965
Oklahoma Development Finance Authority Revenue
(OU Medicine Project)
Series B 5.50% 8/15/57	3,000,000	3,044,130
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	8,200,000	6,617,236
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	4,073,519
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	673
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	4,770,000	4,609,919
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	1,784,060
73

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	6,100,000	$6,560,916
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,500,000	2,499,725
Salem Hospital Facility Authority Revenue
(Capital Manor Project)
5.00% 5/15/53	1,895,000	1,742,453
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,669,560
Series A 5.50% 11/15/49	8,000,000	6,300,480
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,830,000	2,670,314
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	729,266
5.50% 12/1/43	1,250,000	1,205,262
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	555,492
Series A 5.125% 8/15/45	1,800,000	1,551,816
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project)
5.00% 5/15/45	8,650,000	7,752,908
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,324,295
Series A 6.75% 11/15/52	5,800,000	5,900,572
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,344,180
Series A 144A 6.125% 10/1/52 #	2,570,000	1,554,901
74

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	$22,697,608
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	3,960,448
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	315,000	315,107
Series A 6.00% 7/1/34	1,000,000	1,001,890
Series A 6.125% 7/1/39	750,000	750,578
Series A 6.25% 7/1/44	2,500,000	2,500,500
Wisconsin Health & Educational Facilities Authority Revenue
(Children's Hospital of Wisconsin)
3.00% 8/15/52	3,000,000	2,238,120
(Covenant Communities Project)
Series B-5 5.00% 7/1/53	945,000	700,604
Series B 5.00% 7/1/48	1,000,000	768,730
Series C 7.00% 7/1/43	1,000,000	761,160
Series C 7.50% 7/1/53	1,000,000	755,940
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	558,127
Series A 5.00% 11/1/46	1,000,000	821,260
Series A 5.00% 11/1/54	3,500,000	2,751,910
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	906,931
Series A 144A 5.125% 6/1/48 #	1,375,000	1,235,108
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,254,038
Series A 5.75% 12/1/48	2,576,272	2,147,529
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,140,413
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview)
Series A 5.00% 11/15/56	1,600,000	1,242,656
		416,686,401
75

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.38%
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	$6,784,735
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien
Series A 6.00% 12/1/62	2,000,000	2,037,300
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program)
Series D 5.35% 11/15/48	7,000,000	7,390,460
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,073,535
(Parallel - Anaheim)
Series A 144A 4.00% 8/1/56 #	700,000	584,311
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,070,150
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,701,775
Series B 5.20% 12/1/48	1,615,000	1,695,249
Series B 5.25% 6/1/51	2,000,000	2,137,480
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53 (GNMA)	6,000,000	6,054,720
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	7,400,000	7,777,104
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	750,000	751,935
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA)	1,500,000	1,577,055
Series D-1 5.125% 7/1/48 (GNMA)	1,850,000	1,919,523
Series D-1 5.20% 7/1/53 (GNMA)	5,000,000	5,201,100
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA)	5,000,000	5,226,650
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,120,900
76

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 141A 4.60% 10/1/43	1,645,000	$1,680,516
(Social Bonds)
Series 142A 5.00% 10/1/50	10,340,000	10,763,733
Series 143A 5.45% 4/1/51	5,000,000	5,320,000
Public Finance Authority Revenue
(The Promenade Apartments)
6.25% 2/1/39	8,500,000	8,422,255
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53 (GNMA)	3,000,000	3,006,540
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,500,000	1,532,640
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53 (GNMA)	2,500,000	2,585,150
Virginia Housing Development Authority
Series A 5.30% 11/1/53	3,500,000	3,677,415
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	754,072
		99,846,303
Industrial Development Revenue/Pollution Control Revenue Bonds — 23.38%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42 (AMT)	2,000,000	2,000,440
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	392,400
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	1,279,800
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 7.375% 7/1/48 (AMT) #	10,000,000	10,995,700
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,937,700
(United States Steel Corporation Project)
5.70% 5/1/53 (AMT)	18,750,000	19,438,875
77

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	$10,540,355
Series A-2 4.00% 6/1/48	150,000	139,620
Series B-2 5.00% 6/1/55	64,670,000	61,717,814
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,077,257
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation)
Series D 8.613% 6/1/55 ^	100,000,000	9,542,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation)
Series D 8.239% 6/1/55 ^	6,250,000	494,000
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.00% 1/1/50 (AMT) #, •	13,500,000	13,732,065
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	21,600
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	70,875
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group)
5.00% 7/1/48 (AMT)	150,000	150,947
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	18,562,500
Series B 9.403% 5/15/57 ^	3,420,000	221,616
City of Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,005,670
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,001,180
78

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	$1,150,276
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	13,545,950
Series D 7.392% 6/15/55 ^	262,500,000	26,433,750
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	12,933,977
Series D 7.815% 6/1/55 ^	4,000,000	320,960
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project)
Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	993,970
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.50% 7/1/57 (AMT) #, •	11,900,000	11,846,212
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	21,540,000	22,078,069
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,893,157
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel First Tier)
Series A 4.00% 1/1/54	13,060,000	11,629,799
(Convention Center Hotel Second Tier)
Series B 144A 5.00% 1/1/54 #	10,000,000	9,020,800
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation)
Series B-2 1.355% 6/1/66 ^	355,550,000	40,472,256
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	10,599,422
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds)
144A 7.00% 3/1/39 (AMT) #	6,835,000	5,185,920
79

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	$30,531,520
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	26,481,703
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	10,625,000	11,193,119
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/46	10,910,000	11,838,986
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,279,725
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	8,636,484
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	8,020,000	7,202,842
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project)
144A 6.25% 1/1/59 #	7,000,000	7,015,680
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,133,300
Monroe, New York Tobacco Asset Securitization Revenue
(4th Subordinate - Capital Appreciation - Asset-Backed)
Series A 144A 7.939% 6/1/61 #, ^	487,500,000	26,539,500
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed)
Series A-3 5.125% 6/1/46	10,000,000	9,545,900
80

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds)
144A 6.25% 12/15/37 (AMT) #, ‡	2,500,000	$1,000,000
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,009,200
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,283,106
New Jersey Tobacco Settlement Financing Revenue
Series B 5.00% 6/1/46	4,605,000	4,692,725
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	366,750
(Yankee Stadium Project)
Series A 3.00% 3/1/49	1,000,000	743,320
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	4,019,950
New York Counties Tobacco Trust V Revenue
Series 4B 144A 0.269% 6/1/60 #, ^	322,800,000	15,801,060
New York Counties Tobacco Trust VI Revenue
Series C 5.00% 6/1/51	1,000,000	944,550
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,044,900
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,607,996
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,516,065
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,227,013
81

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	$2,000,180
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	11,000,000	13,603,700
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	10,156,500
5.25% 12/1/27	2,235,000	2,335,352
5.25% 12/1/28	1,050,000	1,106,280
5.50% 12/1/29	765,000	821,847
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	445,000	448,435
Sanger Industrial Development Revenue
(Texas Pellets Project)
Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	4,199,450
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project)
7.25% 11/1/43 (AMT)	1,860,000	1,863,069
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,097,540
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,788,958
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,982,512
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 1.574% 6/1/46 ^	3,515,000	705,601
(Capital Appreciation-3rd Subordinate Lien)
Series D 3.916% 6/1/46 ^	8,770,000	1,466,695
(San Diego County Tobacco Asset Securitization Corporation)
Series B-1 5.00% 6/1/48	795,000	813,245
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,000,300
82

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	9,440,000	$9,404,411
Valparaiso, Indiana Revenue
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,305,000	3,312,040
Vermont Economic Development Authority Revenue
(Casella Waste System)
144A 4.625% 4/1/36 (AMT) #, •	1,000,000	997,940
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation)
Series A-1 6.706% 6/1/46	10,865,000	9,255,133
Series B-1 5.00% 6/1/47	2,000,000	1,894,620
(Capital Appreciation-Asset-Backed)
Series C 2.949% 6/1/47 ^	95,170,000	25,951,907
Series D 2.20% 6/1/47 ^	179,085,000	47,742,270
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	13,255,000	13,198,666
		690,229,734
Lease Revenue Bonds — 2.73%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project)
5.00% 6/1/51	1,000,000	1,002,650
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,401,666
5.875% 11/1/43	3,765,000	3,768,313
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,942,450
83

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project)
Series A 3.00% 12/1/50	11,000,000	$8,464,280
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.92% 12/15/56 ^	6,110,000	1,148,313
Series A 4.00% 6/15/52	8,305,000	7,718,999
Series A 5.00% 6/15/50	4,135,000	4,252,310
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	807,500
Series B 5.03% 12/15/54 ^	3,710,000	776,800
New Jersey Transportation Trust Fund Authority Revenue
5.50% 6/15/50	4,250,000	4,713,463
Series AA 4.00% 6/15/50	2,945,000	2,832,059
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,022,240
(Transportation System)
Series A 4.991% 12/15/39 ^	5,290,000	2,843,481
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	4,282,255
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	14,500,000	14,503,770
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	7,250,000	7,310,030
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	972,730
5.375% 2/1/41	1,300,000	1,220,102
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AGM) ^	2,250,000	1,376,213
Series A 6.44% 7/15/37 (AGM) ^	4,000,000	2,313,680
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project)
Series A 5.50% 6/15/42	3,000,000	3,040,980
		80,714,284
84

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 3.69%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	7,690,000	$7,689,385
Series A 5.875% 12/1/47	8,000,000	8,826,160
Series A 6.00% 12/1/49	13,820,000	15,334,948
Series A 144A 7.00% 12/1/46 #	2,500,000	2,708,425
Series B 4.00% 12/1/40	4,500,000	4,303,215
Series B 4.00% 12/1/41	2,000,000	1,884,260
Series G 5.00% 12/1/44	2,545,000	2,556,376
Series H 5.00% 12/1/36	4,850,000	4,925,612
Series H 5.00% 12/1/46	4,225,000	4,230,873
City of Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,299,517
Series 2007E 5.50% 1/1/42	1,900,000	1,908,740
Series A 5.50% 1/1/39	2,660,000	2,911,689
Series A 5.50% 1/1/40	2,160,000	2,351,246
Series A 5.50% 1/1/49	770,000	798,960
Series C 5.00% 1/1/26	500,000	512,585
Conroe, Texas Independent School District
5.00% 2/15/49 (PSF)	10,000,000	10,961,100
Deer Park, Texas Independent School District
(Unlimited Tax School Building Bonds)
5.00% 8/15/48 (PSF)	5,830,000	6,355,691
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Lodi, California Unified School Distirct
Series 2020 3.00% 8/1/43	2,750,000	2,341,405
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	7,500,000	5,493,900
144A 4.625% 6/1/57 #	7,000,000	5,077,520
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	792,710
Village of Riverdale, Illinois
8.00% 10/1/36	6,925,000	6,941,343
		108,842,160
Pre-Refunded/Escrowed to Maturity Bonds — 1.48%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,725,000	3,087,016
85

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California School Finance Authority Revenue
(Aspire Public School)
144A 5.00% 8/1/41-25 #, §	125,000	$128,516
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,099,760
Decatur County, Texas Hospital Authority
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	504,454
Series C 4.00% 9/1/34-31 §	987,000	1,037,031
Series C 4.00% 9/1/44-31 §	2,036,000	2,201,262
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	6,265,000	6,432,589
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39-24 §	560,000	563,724
Multnomah County, Oregon Hospital Facilities Authority Revenue
(Mirabella at South Waterfront)
Series A 5.50% 10/1/49-24 §	2,400,000	2,426,544
Nampa, Idaho Development Corporation Revenue Allocation
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	2,940,000	3,030,552
New Jersey Economic Development Authority Special Facility
Series WW 5.25% 6/15/30-25 §	5,000,000	5,141,350
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,275,100
Osceola County, Florida Expressway System Senior Lien
(Poinciana Parkway Project)
Series A 5.375% 10/1/47-24 §	2,000,000	2,023,580
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,041,930
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,776,996
86

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Rose Villa Project)
Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	$2,026,960
		43,797,364
Resource Recovery Revenue Bonds — 0.31%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project)
144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,979,210
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	910,815
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,990,000	5,210,998
		9,101,023
Special Tax Revenue Bonds — 14.76%
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project)
Series A 3.90% 11/1/29	430,000	403,779
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45	2,460,000	2,460,320
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,010,860
144A 5.40% 3/1/45 #	2,000,000	2,011,160
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project)
Series A 8.00% 4/1/33 ‡	3,950,000	750,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	208,670
Series A 4.125% 9/2/38	575,000	585,551
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 4.55% 9/1/53 ^	12,095,000	2,888,528
87

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico
3.799% 11/1/51 •	13,447,774	$6,202,785
(Restructured)
2.689% 11/1/43 •	89,035,341	52,196,969
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,679,557
East Dundee, Illinois Limited Obligation Tax Increment Revenue
(Route 25 South Redevelopment Project)
5.625% 12/1/31	1,200,000	1,167,876
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project)
Series A 5.50% 11/1/44	3,750,000	3,745,387
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	77,451,354	73,966,043
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	1,799,360
Grandview Industrial Development Authority Revenue
(Grandview Crossing Project)
5.75% 12/1/28 ‡	1,000,000	380,000
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,409,700
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	300,000	240,825
3.50% 9/1/45	720,000	543,089
4.00% 9/1/51	500,000	403,390
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,229,710
Series E 6.125% 3/1/57	3,250,000	3,508,537
Juban Crossing Economic Development District, Louisiana Revenue
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	2,910,000	2,914,743
88

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District, Louisiana Revenue
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,745,000	$1,747,827
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	853,802	768,422
Las Vegas, Nevada Special Improvement District No 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	389,179
5.75% 6/1/43	500,000	518,855
6.00% 6/1/53	1,000,000	1,038,670
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	766,140
144A 5.75% 6/1/42 #	1,100,000	1,120,273
144A 5.75% 6/1/47 #	1,575,000	1,589,380
144A 6.00% 6/1/52 #	1,800,000	1,838,898
Lees Summit Industrial Development Authority Revenue
(Kensington Farms Improvement Project)
5.75% 3/1/29 ‡	2,185,000	1,201,750
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds)
Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds)
144A 7.50% 9/1/45 #, ‡	859,000	300,650
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	8,945,000	9,356,917
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	500,005
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	972,050
Series A 5.50% 8/1/35	1,300,000	1,262,274
89

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Monongalia County
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	1,000,000	$1,035,800
Series A 144A 5.75% 6/1/43 #	1,500,000	1,591,560
Series A 144A 6.00% 6/1/53 #	1,500,000	1,610,925
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-3 3.00% 5/1/45	5,000,000	4,132,900
Series B-1 3.00% 8/1/48	6,605,000	5,256,986
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,990,200
Series A-1 3.00% 3/15/50	3,640,000	2,877,420
New York State Urban Development Revenue
Series E 3.00% 3/15/50	2,500,000	1,946,675
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,577,398
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,755,000	1,758,124
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,315,000	1,223,515
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,572,600
Series A 5.50% 8/15/53	1,200,000	1,249,728
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	2,007,560
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	47,908,000	47,935,307
Series A-1 5.00% 7/1/58	18,685,000	18,824,951
Series A-1 5.831% 7/1/46 ^	104,102,000	33,891,447
Series A-1 5.915% 7/1/51 ^	143,746,000	34,726,159
Series A-2 4.536% 7/1/53	1,022,000	990,032
Series A-2 4.784% 7/1/58	15,694,000	15,654,765
Series B-1 4.75% 7/1/53	5,619,000	5,622,203
90

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	540,000	$533,191
San Buenaventura Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	840,000	843,158
8.00% 8/1/38	1,500,000	1,505,940
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,046,084
Series A 144A 5.25% 9/1/45 #	3,540,000	3,514,016
Stone Canyon Community Improvement District Revenue
(Public Infrastructure Improvement Project)
5.75% 4/1/27 ‡	1,250,000	112,500
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior lien Revenue
(MTA Bridges and Tunnels)
Series C-3 3.00% 5/15/51	6,000,000	4,572,900
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,248,978
6.75% 12/1/52	4,000,000	3,925,360
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	1,022,870
144A 5.25% 5/1/54 #	3,500,000	3,597,405
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	2,507,206
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	4,840,924
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,867,480
Series B 144A 6.50% 6/1/56 #	1,000,000	867,650
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,282,533
91

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Wyandotte Plaza Redevelopment Project)
5.00% 12/1/34	3,000,000	$2,865,300
		435,683,082
State General Obligation Bonds — 5.66%
California State
4.00% 9/1/29	3,950,000	4,256,085
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	12,000,000	13,073,400
Series C 2.75% 3/1/50	5,000,000	3,624,600
Series D 4.00% 11/1/35	5,000,000	5,343,550
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project)
Series B 5.00% 6/1/52	6,000,000	6,491,700
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	10,759,631	10,276,309
Series A-1 4.00% 7/1/41	35,742,237	33,198,462
Series A-1 4.00% 7/1/46	62,264,861	56,274,981
Illinois State
5.00% 1/1/28	1,190,000	1,225,093
5.50% 5/1/39	6,000,000	6,633,180
Series A 5.125% 12/1/29	1,310,000	1,401,084
Series A 5.50% 3/1/47	9,700,000	10,629,163
Series B 3.00% 12/1/41	2,605,000	2,164,104
Series C 4.00% 10/1/41	400,000	390,112
Series C 4.00% 10/1/42	2,900,000	2,819,786
Series C 5.00% 11/1/29	4,600,000	4,894,676
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,000,000	2,028,460
New Jersey State
(COVID-19 General Obligation Emergency Bonds)
Series A 4.00% 6/1/32	2,080,000	2,278,744
		167,003,489
Transportation Revenue Bonds — 7.16%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AGM) (AMT)	5,000,000	5,515,700
92

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AGM) (AMT)	6,770,000	$7,399,881
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	10,150,000	9,030,759
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,500,105
Central Texas Regional Mobility Authority Senior Lien Revenue
7.81% 1/1/36 ^	2,500,000	1,579,100
7.85% 1/1/40 ^	2,000,000	990,680
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,696,650
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport)
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,299,103
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	3,250,000	3,255,005
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project)
Series A 5.00% 6/1/53	5,500,000	6,016,670
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series C 144A 8.00% 7/1/57 (AMT) #, •	12,500,000	13,127,625
(Brightline Florida Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	5,000,000	5,000,750
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Series B-1 3.95% 1/15/53	2,800,000	2,597,140
Series B-2 3.50% 1/15/53	1,600,000	1,357,696
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,756,320
(Senior Lien)
Series A 4.00% 1/15/46	3,560,000	3,463,702
93

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grand Parkway Transportation Revenue
(First Tier)
3.00% 10/1/50	3,500,000	$2,584,015
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,635,690
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds)
Series B 6.50% 10/1/44 ~	1,000,000	1,109,410
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/50	5,000,000	4,747,950
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,297,500
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,632,690
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	16,616,365
5.00% 10/1/40 (AMT)	3,400,000	3,509,378
(John F. Kennedy International Airport New Terminal One Project)
5.125% 6/30/60 (AGM) (AMT)	3,650,000	3,829,032
5.375% 6/30/60 (AMT)	24,500,000	25,721,815
6.00% 6/30/54 (AMT)	10,000,000	11,014,600
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	5,162,507
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) 4.00% 1/1/55 (AGM)	1,000,000	968,100
Series C 4.97% 7/1/41 ^	4,160,000	1,783,309
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,275,187
Subordinate Series B 3.00% 12/1/51	2,500,000	1,882,400
Phoenix, Arizona Civic Improvement Revenue
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,213,351
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,456
94

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	$2,114,708
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project)
Series A-1 6.75% 1/1/45 (AMT)	3,000,000	3,579,720
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,748,030
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	5,000,000	4,734,650
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue)
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,033,020
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project)
5.50% 12/31/58 (AMT)	9,765,000	10,748,824
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	20,780,000	21,088,791
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project)
5.00% 12/31/52 (AMT)	3,840,000	3,867,725
		211,516,109
Water & Sewer Revenue Bonds — 1.11%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	189,036
5.00% 11/1/28	30,000	31,309
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	14,750,000	16,132,665
New York City Municipal Water Finance Authority Revenue
Series 1 3.50% 6/15/48	5,000,000	4,468,500
Subseries AA-1 3.00% 6/15/51	5,800,000	4,528,350
95

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Revenue
Subseries BB-1 3.00% 6/15/44	8,750,000	$7,353,587
		32,703,447
Total Municipal Bonds (cost $3,011,902,096)		2,883,094,709

Short-Term Investments — 1.75%
Variable Rate Demand Notes — 1.75%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.60% 11/15/48
(LOC - Wells Fargo Bank N.A.)	7,300,000	7,300,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-1 3.65% 7/1/50
(SPA - TD Bank N.A.)	5,725,000	5,725,000
Subordinate Series A-2 3.74% 7/1/45
(SPA - Barclays Bank)	6,500,000	6,500,000
Subordinate Series B-3 3.74% 7/1/34
(SPA - Barclays Bank)	6,500,000	6,500,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Series AA-3 3.65% 6/15/49
(SPA - TD Bank, N.A.)	3,850,000	3,850,000
Series BB-4 3.78% 6/15/50
(SPA - Barclays Bank)	10,000,000	10,000,000
Series DD-1 3.65% 6/15/43
(SPA - TD Bank, N.A.)	10,500,000	10,500,000
Oregon Facilities Authority Revenue
(PeaceHealth) Series B 3.65% 8/1/34
(LOC - TD Bank N.A.)	1,200,000	1,200,000
Total Short-Term Investments (cost $51,575,000)		51,575,000
Total Value of Securities—99.42% (cost $3,063,477,096)		$2,934,669,709
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
96

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $745,418,500, which represents 25.25% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 29, 2024.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

97

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

98

Statements of assets and liabilities

February 29, 2024 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$1,106,371,616	$1,160,442,194	$2,934,669,709
Cash	5,826	10,770	2,360,338
Interest receivable	10,593,337	12,022,119	29,199,444
Receivable for fund shares sold	7,292,225	1,966,730	4,804,631
Receivable for securities sold	5,122,575	3,351,674	—
Prepaid expenses	73,301	87,154	102,849
Other assets	7,206	8,545	19,450
Total Assets	1,129,466,086	1,177,889,186	2,971,156,421
Liabilities:
Payable for securities purchased	12,354,168	3,512,986	8,398,085
Payable for fund shares redeemed	2,278,404	2,075,878	7,933,657
Investment management fees
payable to affiliates	371,852	328,058	1,037,586
Distribution payable	343,947	406,933	1,004,177
Other accrued expenses	308,807	415,306	765,408
Distribution fees payable to affiliates	143,027	83,072	172,405
Administration expenses payable to affiliates	11,739	12,115	12,907
Total Liabilities	15,811,944	6,834,348	19,324,225
Total Net Assets	$1,113,654,142	$1,171,054,838	$2,951,832,196

Net Assets Consist of:
Paid-in capital	$1,164,768,517	$1,227,512,154	$3,144,324,272
Total distributable earnings (loss)	(51,114,375)	(56,457,316)	(192,492,076)
Total Net Assets	$1,113,654,142	$1,171,054,838	$2,951,832,196
99

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$697,016,654	$399,797,351	$657,448,857
Shares of beneficial interest outstanding, unlimited authorization, no par	65,326,434	35,994,739	64,344,364
Net asset value per share	$10.67	$11.11	$10.22
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.17	$11.42	$10.70

Class C:
Net assets	$10,025,860	$4,869,792	$54,724,122
Shares of beneficial interest outstanding, unlimited authorization, no par	939,461	438,846	5,335,431
Net asset value per share	$10.67	$11.10	$10.26

Institutional Class:
Net assets	$406,611,628	$766,387,695	$2,239,659,217
Shares of beneficial interest outstanding, unlimited authorization, no par	37,806,368	68,348,879	217,210,075
Net asset value per share	$10.76	$11.21	$10.31

*Investments, at cost	$1,070,516,083	$1,149,161,574	$3,063,477,096

See accompanying notes, which are an integral part of the financial statements.

100

Statements of operations

Six months ended February 29, 2024 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$25,637,083	$24,946,856	$77,717,462

Expenses:
Management fees	2,620,301	2,732,037	6,295,609
Distribution expenses — Class A	796,861	494,457	737,846
Distribution expenses — Class C	44,392	23,857	253,128
Dividend disbursing and transfer agent fees and expenses	306,048	454,443	1,345,344
Accounting and administration expenses	115,487	146,920	271,804
Legal fees	40,142	58,742	105,292
Registration fees	37,241	45,234	125,738
Audit and tax fees	22,242	22,242	22,242
Trustees’ fees and expenses	21,654	28,747	54,821
Reports and statements to shareholders expenses	18,986	26,133	48,248
Custodian fees	13,541	2,297	2,766
Other	15,102	72,813	33,312
	4,051,997	4,107,922	9,296,150
Less expenses waived	(452,694)	(760,887)	(376,489)
Less expenses paid indirectly	(376)	(319)	(43)
Total operating expenses	3,598,927	3,346,716	8,919,618
Net Investment Income (Loss)	22,038,156	21,600,140	68,797,844

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(20,409,891)	(6,389,628)	(3,582,431)
Net change in unrealized appreciation (depreciation) on investments	88,099,745	50,830,430	156,360,937
Net Realized and Unrealized Gain (Loss)	67,689,854	44,440,802	152,778,506
Net Increase (Decrease) in Net Assets Resulting from Operations	$89,728,010	$66,040,942	$221,576,350

See accompanying notes, which are an integral part of the financial statements.

101

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,038,156	$29,720,825
Net realized gain (loss)	(20,409,891)	(30,645,705)
Net change in unrealized appreciation (depreciation)	88,099,745	(10,710,260)
Net increase (decrease) in net assets resulting from operations	89,728,010	(11,635,140)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,004,866)	(19,406,727)
Class C	(157,993)	(234,267)
Institutional Class	(7,877,935)	(10,079,832)
	(22,040,794)	(29,720,826)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	37,297,452	64,922,267
Class C	2,396,323	2,019,449
Institutional Class	131,479,516	199,258,747

Net assets from reorganization:[1]
Class A	213,736,002	—
Class C	2,397,289	—
Institutional Class	89,102,523	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	13,546,804	17,429,261
Class C	159,192	225,820
Institutional Class	6,993,327	8,676,864
	497,108,428	292,532,408
102

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(81,275,160)	$(124,176,268)
Class C	(2,223,098)	(3,565,123)
Institutional Class	(110,090,851)	(293,420,592)
	(193,589,109)	(421,161,983)
Increase (decrease) in net assets derived from capital share transactions	303,519,319	(128,629,575)
Net Increase (Decrease) in Net Assets	371,206,535	(169,985,541)

Net Assets:
Beginning of period	742,447,607	912,433,148
End of period	$1,113,654,142	$742,447,607
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

103

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$21,600,140	$39,501,500
Net realized gain (loss)	(6,389,628)	(19,902,832)
Net change in unrealized appreciation (depreciation)	50,830,430	(12,794,094)
Net increase (decrease) in net assets resulting from operations	66,040,942	6,804,574

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,238,855)	(14,615,401)
Class C	(69,397)	(153,171)
Institutional Class	(14,291,888)	(24,733,154)
	(21,600,140)	(39,501,726)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	12,158,573	48,083,715
Class C	673,152	1,188,284
Institutional Class	148,088,344	528,477,921

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,424,059	12,840,577
Class C	68,074	149,566
Institutional Class	12,619,315	21,906,539
	180,031,517	612,646,602
104

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(46,290,806)	$(88,524,439)
Class C	(1,230,149)	(2,825,816)
Institutional Class	(174,471,218)	(389,254,059)
	(221,992,173)	(480,604,314)
Increase (decrease) in net assets derived from capital share transactions	(41,960,656)	132,042,288
Net Increase in Net Assets	2,480,146	99,345,136

Net Assets:
Beginning of period	1,168,574,692	1,069,229,556
End of period	$1,171,054,838	$1,168,574,692

See accompanying notes, which are an integral part of the financial statements.

105

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$68,797,844	$95,971,125
Net realized gain (loss)	(3,582,431)	(18,871,167)
Net change in unrealized appreciation (depreciation)	156,360,937	(111,713,910)
Net increase (decrease) in net assets resulting from operations	221,576,350	(34,613,952)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,299,912)	(13,967,631)
Class C	(1,032,270)	(1,769,724)
Institutional Class	(50,823,305)	(83,695,859)
	(66,155,487)	(99,433,214)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	92,393,071	153,803,317
Class C	9,944,396	15,810,320
Institutional Class	1,051,282,812	1,557,341,473

Net assets from reorganization:[1]
Class A	312,501,951	—
Class C	8,337,619	—
Institutional Class	121,654,911	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	14,425,663	12,838,334
Class C	1,018,835	1,666,105
Institutional Class	45,501,321	72,106,517
	1,657,060,579	1,813,566,066
106

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(114,020,377)	$(93,380,058)
Class C	(10,658,707)	(17,682,031)
Institutional Class	(904,690,722)	(1,252,490,538)
	(1,029,369,806)	(1,363,552,627)
Increase in net assets derived from capital share transactions	627,690,773	450,013,439
Net Increase in Net Assets	783,111,636	315,966,273

Net Assets:
Beginning of period	2,168,720,560	1,852,754,287
End of period	$2,951,832,196	$2,168,720,560
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

107

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

108

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.03	$10.51	$12.56	$11.94	$11.96	$11.44

0.22	0.40	0.33	0.36	0.38	0.41
0.64	(0.48)	(1.88)	0.70	0.01	0.52
0.86	(0.08)	(1.55)	1.06	0.39	0.93

(0.22)	(0.40)	(0.33)	(0.36)	(0.38)	(0.41)
—	—	(0.17)	(0.08)	(0.03)	— [3]
(0.22)	(0.40)	(0.50)	(0.44)	(0.41)	(0.41)

$10.67	$10.03	$10.51	$12.56	$11.94	$11.96

8.68%	(0.72%)	(12.65%)	9.03%	3.44%	8.35%

$697,017	$469,980	$534,749	$944,054	$478,671	$472,153
0.80%	0.80%	0.80%	0.82%	0.81%	0.81%
0.89%	0.95%	0.91%	0.92%	0.95%	0.95%
4.31%	3.93%	2.82%	2.84%	3.24%	3.55%
4.22%	3.78%	2.71%	2.74%	3.10%	3.41%
16%	65%	71%	40%	77%	43%
109

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

110

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.03	$10.51	$12.56	$11.94	$11.96	$11.44

0.18	0.32	0.24	0.26	0.29	0.32
0.64	(0.48)	(1.88)	0.70	0.01	0.52
0.82	(0.16)	(1.64)	0.96	0.30	0.84

(0.18)	(0.32)	(0.24)	(0.26)	(0.29)	(0.32)
—	—	(0.17)	(0.08)	(0.03)	— [3]
(0.18)	(0.32)	(0.41)	(0.34)	(0.32)	(0.32)

$10.67	$10.03	$10.51	$12.56	$11.94	$11.96

8.28%	(1.46%)	(13.31%)	8.22%	2.66%	7.55%

$10,026	$6,723	$8,366	$9,834	$10,778	$16,051
1.55%	1.55%	1.55%	1.57%	1.56%	1.56%
1.64%	1.70%	1.66%	1.67%	1.70%	1.70%
3.56%	3.18%	2.07%	2.09%	2.49%	2.80%
3.47%	3.03%	1.96%	1.99%	2.35%	2.66%
16%	65%	71%	40%	77%	43%
111

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

112

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.11	$10.59	$12.66	$12.03	$12.05	$11.52

0.23	0.43	0.36	0.39	0.41	0.44
0.65	(0.48)	(1.90)	0.71	0.01	0.53
0.88	(0.05)	(1.54)	1.10	0.42	0.97

(0.23)	(0.43)	(0.36)	(0.39)	(0.41)	(0.44)
—	—	(0.17)	(0.08)	(0.03)	— [3]
(0.23)	(0.43)	(0.53)	(0.47)	(0.44)	(0.44)

$10.76	$10.11	$10.59	$12.66	$12.03	$12.05

8.86%	(0.43%)	(12.48%)	9.34%	3.70%	8.68%

$406,611	$265,745	$369,318	$209,447	$135,801	$134,112
0.55%	0.55%	0.55%	0.57%	0.56%	0.56%
0.64%	0.70%	0.66%	0.67%	0.70%	0.70%
4.56%	4.18%	3.07%	3.09%	3.49%	3.80%
4.47%	4.03%	2.96%	2.99%	3.35%	3.66%
16%	65%	71%	40%	77%	43%
113

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

114

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.66	$11.01	$12.63	$12.26	$12.28	$11.76

0.20	0.37	0.33	0.33	0.35	0.37
0.45	(0.35)	(1.62)	0.37	(0.02)	0.52
0.65	0.02	(1.29)	0.70	0.33	0.89

(0.20)	(0.37)	(0.33)	(0.33)	(0.35)	(0.37)
(0.20)	(0.37)	(0.33)	(0.33)	(0.35)	(0.37)

$11.11	$10.66	$11.01	$12.63	$12.26	$12.28

6.13%	0.17%	(10.33%)	5.79%	2.76%	7.71%

$399,797	$411,551	$452,772	$564,932	$106,135	$123,691
0.75%	0.75%	0.71%	0.65%	0.65%	0.65%
0.88%	0.88%	0.87%	0.88%	0.91%	0.91%
3.66%	3.39%	2.80%	2.64%	2.87%	3.11%
3.53%	3.26%	2.64%	2.41%	2.61%	2.85%
14%	27%	59%	23%	27%	25%
115

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

116

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.65	$11.00	$12.62	$12.25	$12.27	$11.75

0.16	0.28	0.24	0.23	0.24	0.27
0.45	(0.35)	(1.62)	0.37	(0.02)	0.52
0.61	(0.07)	(1.38)	0.60	0.22	0.79

(0.16)	(0.28)	(0.24)	(0.23)	(0.24)	(0.27)
(0.16)	(0.28)	(0.24)	(0.23)	(0.24)	(0.27)

$11.10	$10.65	$11.00	$12.62	$12.25	$12.27

5.74%	(0.58%)	(11.04%)	4.90%	1.89%	6.81%

$4,870	$5,177	$6,872	$7,497	$11,864	$22,874
1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
1.63%	1.63%	1.62%	1.63%	1.66%	1.66%
2.91%	2.64%	2.01%	1.79%	2.02%	2.26%
2.78%	2.51%	1.89%	1.66%	1.86%	2.10%
14%	27%	59%	23%	27%	25%
117

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

118

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.76	$11.11	$12.75	$12.38	$12.40	$11.87

0.21	0.40	0.36	0.35	0.37	0.39
0.45	(0.35)	(1.64)	0.37	(0.02)	0.53
0.66	0.05	(1.28)	0.72	0.35	0.92

(0.21)	(0.40)	(0.36)	(0.35)	(0.37)	(0.39)
(0.21)	(0.40)	(0.36)	(0.35)	(0.37)	(0.39)

$11.21	$10.76	$11.11	$12.75	$12.38	$12.40

6.22%	0.45%	(10.17%)	5.92%	2.92%	7.92%

$766,388	$751,847	$609,586	$649,184	$453,727	$399,830
0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
0.63%	0.63%	0.62%	0.63%	0.66%	0.66%
3.91%	3.64%	3.01%	2.79%	3.02%	3.26%
3.78%	3.51%	2.89%	2.66%	2.86%	3.10%
14%	27%	59%	23%	27%	25%
119

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

120

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.67	$10.35	$12.04	$11.15	$11.48	$11.00

0.23	0.46	0.44	0.42	0.44	0.46
0.55	(0.66)	(1.67)	0.91	(0.33)	0.48
0.78	(0.20)	(1.23)	1.33	0.11	0.94

(0.23)	(0.44)	(0.43)	(0.42)	(0.44)	(0.46)
—	(0.04)	(0.03)	(0.02)	—	—
(0.23)	(0.48)	(0.46)	(0.44)	(0.44)	(0.46)

$10.22	$9.67	$10.35	$12.04	$11.15	$11.48

8.24%	(1.92%)	(10.49%)	12.12%	1.06%	8.81%

$657,449	$315,959	$261,839	$247,542	$182,214	$208,549
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.88%	0.88%	0.88%	0.88%	0.91%	0.90%
5.03%	4.62%	3.94%	3.65%	3.99%	4.22%
5.00%	4.59%	3.91%	3.62%	3.93%	4.17%
14%	18%	56%	16%	44%	33%
121

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

122

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.71	$10.39	$12.09	$11.20	$11.52	$11.04

0.20	0.38	0.35	0.33	0.36	0.38
0.55	(0.66)	(1.67)	0.91	(0.32)	0.48
0.75	(0.28)	(1.32)	1.24	0.04	0.86

(0.20)	(0.36)	(0.35)	(0.33)	(0.36)	(0.38)
—	(0.04)	(0.03)	(0.02)	—	—
(0.20)	(0.40)	(0.38)	(0.35)	(0.36)	(0.38)

$10.26	$9.71	$10.39	$12.09	$11.20	$11.52

7.82%	(2.64%)	(11.18%)	11.25%	0.41%	7.98%

$54,724	$43,123	$46,410	$58,285	$68,993	$91,184
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.63%	1.63%	1.63%	1.63%	1.66%	1.65%
4.28%	3.87%	3.19%	2.90%	3.24%	3.47%
4.25%	3.84%	3.16%	2.87%	3.18%	3.42%
14%	18%	56%	16%	44%	33%
123

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

124

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.77	$10.45	$12.15	$11.26	$11.58	$11.10

0.25	0.49	0.47	0.45	0.47	0.49
0.54	(0.66)	(1.68)	0.91	(0.32)	0.48
0.79	(0.17)	(1.21)	1.36	0.15	0.97

(0.25)	(0.47)	(0.46)	(0.45)	(0.47)	(0.49)
—	(0.04)	(0.03)	(0.02)	—	—
(0.25)	(0.51)	(0.49)	(0.47)	(0.47)	(0.49)

$10.31	$9.77	$10.45	$12.15	$11.26	$11.58

8.21%	(1.62%)	(10.22%)	12.32%	1.44%	9.03%

$2,239,659	$1,809,639	$1,544,505	$1,452,944	$1,095,548	$1,141,973
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.63%	0.63%	0.63%	0.63%	0.66%	0.65%
5.28%	4.87%	4.19%	3.90%	4.24%	4.47%
5.25%	4.84%	4.16%	3.87%	4.18%	4.42%
14%	18%	56%	16%	44%	33%
125

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds	February 29, 2024 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund or Delaware Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for

126

which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust's Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 29, 2024, and for all open tax years (years ended August 31, 2020–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 29, 2024, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and

127

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 through December 30, 2024. These waivers and reimbursements may only be terminated by agreement

128

of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 through December 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free USA Fund	0.80%	1.55%	0.55%
Delaware Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$22,221
Delaware Tax-Free USA Intermediate Fund	24,553
Delaware National High-Yield Municipal Bond Fund	55,217

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of

129

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$33,230
Delaware Tax-Free USA Intermediate Fund	37,505
Delaware National High-Yield Municipal Bond Fund	87,574

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Delaware Tax-Free USA Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 29, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$13,143
Delaware Tax-Free USA Intermediate Fund	14,905
Delaware National High-Yield Municipal Bond Fund	30,585
130

For the six months ended February 29, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free USA Fund	$8,506
Delaware Tax-Free USA Intermediate Fund	1,909
Delaware National High-Yield Municipal Bond Fund	11,344

For the six months ended February 29, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$3,667	$91
Delaware Tax-Free USA Intermediate Fund	826	41
Delaware National High-Yield Municipal Bond Fund	62,333	4,574

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$161,303,101	$181,810,355
Delaware Tax-Free USA Intermediate Fund	154,101,465	214,641,452
Delaware National High-Yield Municipal Bond Fund	537,511,645	369,171,247
131

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free USA Fund	$1,070,516,083	$63,639,023	$(27,783,490)	$35,855,533
Delaware Tax-Free USA Intermediate Fund	1,149,161,574	47,320,445	(36,039,825)	11,280,620
Delaware National High-Yield Municipal Bond Fund	3,054,132,581	137,812,811	(257,275,683)	(119,462,872)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Fund	$44,269,784	$16,759,935	$61,029,719
Delaware Tax-Free USA Intermediate Fund	51,099,880	8,874,656	59,974,536
Delaware National High-Yield Municipal Bond Fund	9,831,480	10,452,581	20,284,061

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

132

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2024:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,090,656,616
Short-Term Investments	15,715,000
Total Value of Securities	$1,106,371,616
133

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,142,387,194
Short-Term Investments	18,055,000
Total Value of Securities	$1,160,442,194
Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$2,883,094,709
Short-Term Investments	51,575,000
Total Value of Securities	$2,934,669,709

During the six months ended February 29, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. As of February 29, 2024, there were no Level 3 investments.

134

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/29/24	Year ended 8/31/23	Six months ended 2/29/24	Year ended 8/31/23	Six months ended 2/29/24	Year ended 8/31/23
Shares sold:
Class A	3,662,865	6,444,065	1,135,733	4,500,219	9,293,906	15,539,442
Class C	229,632	200,006	62,037	110,390	1,013,092	1,589,181
Institutional Class	12,897,411	19,371,149	13,697,877	48,946,268	108,546,366	156,610,912
Shares from reorganization:[1]
Class A	21,567,710	—	—	—	32,586,231	—
Class C	241,906	—	—	—	865,796	—
Institutional Class	8,919,172	—	—	—	12,567,656	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,342,502	1,723,149	598,332	1,196,194	1,483,493	1,306,224
Class C	15,778	22,343	6,350	13,954	104,304	168,989
Institutional Class	686,193	850,586	1,164,412	2,020,209	4,626,856	7,269,709
	49,563,169	28,611,298	16,664,741	56,787,234	171,087,700	182,484,457

Shares redeemed:
Class A	(8,093,834)	(12,223,030)	(4,338,911)	(8,237,446)	(11,677,027)	(9,485,208)
Class C	(217,904)	(348,509)	(115,497)	(263,388)	(1,087,352)	(1,784,899)
Institutional Class	(10,974,157)	(28,817,690)	(16,362,890)	(35,987,523)	(93,848,184)	(126,415,803)
	(19,285,895)	(41,389,229)	(20,817,298)	(44,488,357)	(106,612,563)	(137,685,910)

Net increase (decrease)	30,277,274	(12,777,931)	(4,152,557)	12,298,877	64,475,137	44,798,547
[1]	See Note 5.
135

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 29, 2024 and the year ended August 31, 2023, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/29/24	124,260	984	12,174	13,305	123,212	$1,323,931
Year ended
8/31/23	367,183	10,333	—	10,355	364,280	3,971,790

Delaware Tax-Free USA Intermediate Fund
Six months ended
2/29/24	56,201	784	2,464	3,270	55,670	625,703
Year ended
8/31/23	107,901	1,333	3,617	4,982	106,891	1,239,618

Delaware National High-Yield Municipal Bond Fund
Six months ended
2/29/24	138,581	16,910	10,394	13,682	150,954	1,651,744
Year ended
8/31/23	493,993	5,948	27,463	29,441	494,187	5,405,940

5. Reorganization

On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Municipal Bond Fund (the “Acquired Fund I”), a series of Ivy Funds, and Delaware Ivy Municipal High Income Fund (the “Acquired Fund II”), a series of Ivy Funds, (and together with Acquired Fund I, the “Acquired Funds”) with and into Delaware Tax-Free USA Fund (the “Acquiring Fund I”), a series of the Delaware Group Tax-Free Fund, and Delaware National High-Yield Municipal Bond Fund (the “Acquiring Fund II”), a series of the Voyageur Mutual Funds (and together with Acquiring Fund I, the “Acquiring Funds”) (the “Reorganizations”). On June 27, 2023, Acquired Fund I shareholders and Acquired Fund II shareholders, respectively, approved the Reorganizations. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trusts, on behalf of Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on September 15, 2023 for the Acquired Funds reorganization. For financial

136

reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of Acquiring Funds' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Acquired Fund I Reorganizations were as follows:

	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
	Delaware Ivy Municipal Bond Fund		Delaware Tax-Free USA Fund
Class A	$213,736,002	21,721,138	21,567,710	$464,030,626	0.9929
Class C	2,397,289	243,627	241,906	6,644,838	0.9929
Class I*	88,087,676	8,952,000	—	—	—
Institutional Class	—	—	8,919,172	261,686,733	0.9850
Class R6*	1,014,847	103,135	—	—	—
*	Class I and Class R6 shares of the Acquired Fund I were converted into Institutional Class shares of the Acquiring Fund I.

The share transactions associated with the Acquired Fund II Reorganizations were as follows:

	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
	Delaware Ivy Municipal High Income Fund		Delaware National High-Yield Municipal Bond Fund
Class A	$309,636,927	75,891,404	32,586,231	$315,787,147	0.4254
Class C	8,337,619	2,043,534	865,796	42,795,914	0.4237
Class I*	120,826,680	29,614,382	—	—	—
Institutional Class	—	—	12,567,656	1,806,357,370	0.4215
Class R6*	828,231	202,998	—	—	—
Class Y**	2,865,024	702,212	—	—	—
*	Class I and Class R6 shares of the Acquired Fund II were converted into Institutional Class shares of the Acquiring Fund II.
**	Class Y shares of the Acquired Fund II were converted into Class A shares of the Acquiring Fund II.
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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

5. Reorganization (continued)

The net assets of the Acquired Funds before the Reorganizations were as follows:

Net Assets
Delaware Ivy Municipal Bond Fund	$305,457,973
Delaware Ivy Municipal High Income Fund	443,535,339

The Acquired Funds net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the reorganization. The net assets of the Acquiring Fund I and Acquiring Fund II immediately following the Reorganizations were as follows:

Net Assets
Delaware Tax-Free USA Fund	$1,037,820,170
Delaware National High-Yield Municipal Bond Fund	2,608,475,770

Assuming the Reorganizations had been completed on September 1, 2023, the Acquiring Funds' pro forma results of operations for the six months ended February 29, 2024, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware National High-Yield Municipal Bond Fund
Net investment income	$29,042,836	$79,888,679
Net realized loss on investments	(25,960,111)	(5,901,222)
Net change in unrealized appreciation (depreciation)	84,342,323	135,561,863
Net increase in net assets resulting from operations	$87,425,048	$209,549,320

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Funds that have been included in Acquiring Funds' “Statements of operations” since the Reorganizations were consummated on September 15, 2023.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually,

138

and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Each Fund had no amounts outstanding as of February 29, 2024, or at any time during the period then ended.

7. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-

139

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

7. Securities Lending (continued)

backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At February 29, 2024, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 29, 2024, Delaware Tax Free USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

8. Geographic, Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income

140

taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of February 29, 2024, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and territory of Puerto Rico, which constituted approximately 13.42% and 15.60%, respectively, of the Fund’s net assets. As of February 29, 2024, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of New York and territory of Puerto Rico, which constituted approximately 16.21% and 10.69%, respectively, of the Fund’s net assets. As of February 29, 2024, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico, which constituted approximately 12.48% and 14.79%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an

141

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

8. Geographic, Credit and Market Risks (continued)

advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in the Funds’ financial statements.

142

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Fund’s most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

143

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 26, 2024